COVER PAGE
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                    REPUBLIC FUNDS

===============================================================================


               -----------
               PROSPECTUS
               -----------

               March 1, 1999





                                Republic Bond Fund

                                Republic New York Tax-Free Bond Fund

                                Republic Equity Fund

                                Republic Overseas Equity Fund

                                Republic Opportunity Fund








The Securities and
Exchange Commission has
not approved the shares
described in this
prospectus or determined
whether this prospectus is
accurate or complete.
Anyone who tells you
otherwise is committing a
crime.

===============================================================================

                                   [GRAPHIC]


                               REPUBLIC BOND FUND



                                    REPUBLIC

                               NEW YORK TAX-FREE

                                   BOND FUND


PROSPECTUS
-------------------           REPUBLIC EQUITY FUND
MARCH 1, 1999


                                    REPUBLIC

                              OVERSEAS EQUITY FUND



                                    REPUBLIC

                                OPPORTUNITY FUND




                         [LOGO] REPUBLIC FAMILY OF FUNDS

                         THESE SECURITIES HAVE NOT BEEN
                         APPROVED OR DISAPPROVED BY THE
                         SECURITIES AND EXCHANGE COMMISSION
                         OR ANY STATE SECURITIES COMMISSION
                         NOR HAS THE SECURITIES AND EXCHANGE
                         COMMISSION OR ANY STATE SECURITIES
                         COMMISSION PASSED UPON THE ACCURACY
                         OR ADEQUACY OF THIS PROSPECTUS.
                         ANY REPRESENTATION TO THE CONTRARY
                         IS A CRIMINAL OFFENSE.

         REPUBLIC FUNDS            TABLE OF CONTENTS


                                   RISK/RETURN SUMMARY AND FUND EXPENSES
                           LOGO
Carefully review this                3  Republic Bond Fund
important section, which            10  Republic New York Tax-Free Bond Fund
summarizes each Fund's              17  Republic Equity Fund
investments, risks, past            24  Republic Overseas Equity Fund
performance, and fees.              31  Republic Opportunity Fund

                                   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
                           LOGO
                                    38  Republic Bond Fund
                                    39  Republic New York Tax-Free Bond Fund
                                    40  Republic Equity Fund
                                    42  Republic Overseas Equity Fund
                                    44  Republic Opportunity Fund
                                    45  General Risk Factors: All Funds
                                    47  Specific Risk Factors

                                   FUND MANAGEMENT
                           LOGO
Review this section                 50  The Investment Adviser
for details on                      52  Portfolio Managers
the people and                      54  The Distributor and Administrator
organization who provide            55  The Two-Tier Fund Structure
services to the Funds.

                                   SHAREHOLDER INFORMATION
                           LOGO
Review this section for             56  Pricing of Fund Shares
details on how                      57  Purchasing and Adding to Your Shares
shares are valued,                  61  Selling Your Shares
and how to purchase,                65  Distribution Arrangements/Sales Charge
sell and exchange shares.           71  Exchanging Your Shares
This section also describes         72  Dividends, Distributions and Taxes
related charges, and
payments of dividends
and distributions.

                                   FINANCIAL HIGHLIGHTS
                           logo
                                    74  Republic Bond Fund
                                    76  Republic New York Tax-Free Bond Fund
                                    78  Republic Equity Fund
                                    80  Republic Overseas Equity Fund
                                    82  Republic Opportunity Fund

                                   PRIOR PERFORMANCE
                           LOGO

                                   TAXABLE EQUIVALENT YIELD TABLES
                           LOGO

   The following is a summary of key information about the Funds. You will find additional information about the Funds, including a detailed description of the Funds' investment objectives, strategies and risks, after this Summary.

                                   REPUBLIC BOND FUND

    INVESTMENT OBJECTIVES             The investment objective of the Bond Fund is
                                      to realize above-average total return,
                                      consistent with reasonable risk, through
                                      investment primarily in a diversified
                                      portfolio of fixed income securities.

    PRINCIPAL                         The Fund seeks to achieve its investment
    INVESTMENT STRATEGIES             objective by investing all of its assets in
                                      the Republic Fixed Income Portfolio (the
                                      "Portfolio"), which has the same investment
                                      objective as the Fund. This two-tier fund
                                      structure is commonly referred to as a
                                      "master/feeder" structure because one fund
                                      (the Bond Fund or "feeder fund") is
                                      investing all its assets in a second fund
                                      (the Portfolio or "master fund").

                                      The Portfolio invests primarily in fixed income securities, such as U.S. Government securities, corporate debt securities and commercial paper, mortgage-backed and asset-backed securities, and similar securities issued by foreign governments and corporations.

    PRINCIPAL INVESTMENT RISKS        The Fund's performance per share will change
                                      daily based on many factors, including the
                                      quality of the instruments in the
                                      Portfolio's investment portfolio, national
                                      and international economic conditions and
                                      general market conditions. You could lose
                                      money on your investment in the Fund or the
                                      Fund could underperform other investments.

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                      LOGO
                                                      LOGO

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                      LOGO
                                                      LOGO

                                      The Fund could lose money if the issuer of a fixed income security owned by the Portfolio defaults on its financial obligation.
                                      Changes in interest rates will affect the yield and value of the Fund's investments in debt securities.
                                      The Fund may invest in derivative
                                      instruments (e.g., options and futures
                                      contracts) to help achieve its investment objectives. The Fund intends to do so primarily for hedging purposes. These investments could increase the Fund's price volatility or reduce the return on your investment.
                                      The Fund may invest in high-yield
                                      securities, which are subject to higher
                                      credit risks and are less liquid than other fixed income securities. The Fund could lose money if it is unable to dispose of these investments at an appropriate time.
                                      An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.


    WHO MAY WANT TO INVEST?           Consider investing in the Fund if you are:
                                      - Looking to add a monthly income component
                                        to your investment portfolio
                                      - Seeking higher potential returns than
                                        provided by money market funds
                                      - Willing to accept the risks of price and
                                        income fluctuations
                                      - Investing short-term reserves
                                      This Fund will not be appropriate for
                                      anyone:
                                      - Investing emergency reserves
                                      - Seeking safety of principal

                                      The investment objective and strategies of the Fund are not fundamental and may be changed without approval of the Fund shareholders. If there is a change in the investment objective of the Fund, shareholders should consider whether the
                                      Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the investment objectives of the Fund or the Portfolio will be achieved.

      [PHOTO OF CLOCK]

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                      LOGO
                                                      LOGO

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                       LOGO

                                                            PERFORMANCE BAR
                                                            CHART AND TABLE
   The bar chart on this
   page shows the Republic                  YEAR-BY-YEAR
   Bond Fund's annual                       TOTAL RETURNS
   returns and how its                      AS OF 12/31
   performance has varied                   FOR CLASS A
   from year to year. The                   SHARES*
   bar chart shows changes
   in the Fund's yearly

   performance for the past
   two years to demonstrate
   that the Fund has gained                    1997                            8.50%
   and lost value at                           1998                            6.41%
   varying rates over time.
   The bar chart assumes
   reinvestment of                           Of course, past performance does not
   dividends and                             indicate how the Fund will perform in the
   distributions, but                        future.
   excludes sales charges.
                                        Best quarter:  4Q 1996 +3.61%
                                        Worst quarter: 1Q 1997 -0.38%

                                        *The Fund offers three different classes of
                                        shares: Class A Shares, Class B Shares, and Class
                                        C Shares. Each class of shares has different
                                        characteristics and are subject to different fees
                                        and expenses. The following pages of this
                                        Prospectus will highlight these differences. The
                                        Fund's Statement of Additional Information
                                        contains a more detailed discussion of the
                                        different classes of shares.

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                      LOGO

   The table below compares the Fund's performance over time to that of the Salomon Broad Investment Grade Bond Index, a market-capitalization-based total return index containing U.S. fixed rate issues of greater than one year and at least $25 million outstanding, and the Lipper A Rated Bond Fund Index, an unmanaged, equally weighted index composed of the 30 largest Mutual Funds with a similar investment objective.

   The returns for Class B and Class C Shares will differ from the Class A returns shown in the bar chart because of differences in expenses of each class. The table also assumes reinvestment of dividends and distributions, and includes applicable sales charges.

    AVERAGE ANNUAL
    TOTAL RETURNS (for
    the periods ended
    December 31, 1998)


                                   INCEPTION      PAST     PAST       PAST       SINCE
                                     DATE         YEAR    5 YEARS   10 YEARS   INCEPTION
                                --------------------------------------------------------
    CLASS A                     Aug. 26, 1996      3.47%     N/A       N/A        8.44%*
                                --------------------------------------------------------
    CLASS B                     Jan. 6, 1998        N/A      N/A       N/A         N/A**
                                --------------------------------------------------------
    CLASS C                     Nov. 3, 1998        N/A      N/A       N/A         N/A**
                                --------------------------------------------------------
    SALOMON BIG BOND INDEX                         8.72%    7.31%     9.31%      10.03%***
                                --------------------------------------------------------
    LIPPER A RATED BOND FUND
    INDEX                                          7.43%    6.13%     8.67%       9.61%***
   --------------------------------------------------------------------------------------



     * Since Portfolio inception (January 9, 1995). Based on Portfolio performance adjusted for Fund expenses.

    ** Average annual return information for Class B and Class C Shares is not provided because Class B and Class C Shares were outstanding for less than one year.

   *** Since August 31, 1996.

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                      LOGO

                                                          FEES AND EXPENSES*


   As an investor in the             SHAREHOLDER
   Republic Bond Fund, you           TRANSACTION EXPENSES
   will pay the following            (FEES PAID BY YOU        A        B         C
   fees and expenses.                DIRECTLY)              SHARES   SHARES    SHARES
   Shareholder transaction
   fees are paid from your           Maximum sales
   account. Annual Fund              charge (load) on
   operating expenses are            purchases               2.75%     None      None
   paid out of Fund assets,          ------------------------------------------------
   and are reflected in the          Maximum
   share price.                      deferred sales
                                     charge (load)            None    3.00%     1.00%

                                     ANNUAL FUND
                                     OPERATING EXPENSES
                                     (FEES PAID FROM FUND     A         B        C
                                     ASSETS)                SHARES    SHARES   SHARES

                                     Management fee           .40%     .40%      .40%
                                     ------------------------------------------------
                                     Distribution
                                     (12b-1) fee              .00%**   .75%      .75%
                                     ------------------------------------------------
                                     Other expenses          1.21%    1.21%     1.21%
                                     ------------------------------------------------
                                     Total fund
                                     operating
                                     expenses                1.61%    2.36%     2.36%
                                     ------------------------------------------------
                                     Fee waiver and
                                     expense
                                     reimbursement+           .51%     .51%      .51%
                                     ------------------------------------------------
                                     Net operating
                                     expenses                1.10%    1.85%     1.85%
                                     ------------------------------------------------




   * The table reflects the combined fees of both the Bond Fund and the Fixed Income Portfolio.

   ** There is a 12b-1 plan for Class A Shares, which authorizes payments up to .25% of the Fund's assets. To date, no payments under the 12b-1 plan have been made.

   + Pursuant to an expense limitation agreement.

 RISK/RETURN SUMMARY AND FUND EXPENSES
                                                      LOGO

                                                          EXAMPLE*

   Use the table at right
   to compare fees and
   expenses with those of                                          1      3        5       10
   other Funds. It                       REPUBLIC BOND FUND     YEAR   YEARS   YEARS    YEARS
   illustrates the amount                CLASS A SHARES         $384   $722   $1,087   $2,132
   of fees and expenses you              CLASS B SHARES
   would pay, assuming the                 Assuming Redemption  $487   $785   $1,209   $2,200
   following:                              Assuming no
     - $10,000 investment                  Redemption           $187   $685   $1,209   $2,200
     - 5% annual return                  CLASS C SHARES
     - no changes in the                   Assuming Redemption  $287   $685   $1,209   $2,656
       Fund's operating                    Assuming no
       expenses                            Redemption           $187   $685   $1,209   $2,656


   Because this example is
   hypothetical and for
   comparison only, your
   actual costs may be
   higher or lower.


   * The example reflects the combined fees of both the Bond Fund and the Fixed Income Portfolio.

      [PHOTO OF CLOCK]

                                   REPUBLIC NEW YORK TAX-FREE BOND FUND

    INVESTMENT OBJECTIVES             The investment objective of the New York
                                      Tax-Free Bond Fund is to provide
                                      shareholders of the Fund with income exempt
                                      from regular federal, New York State and New
                                      York City personal income taxes.

    PRINCIPAL                         The Fund seeks to achieve its investment
    INVESTMENT STRATEGIES             objective by investing its assets primarily
                                      in a non-diversified portfolio of municipal
                                      bonds, notes, commercial paper, U.S.
                                      Government securities, and other debt
                                      instruments the interest on which is exempt
                                      from regular federal (except for U.S.
                                      Government securities), New York State and
                                      New York City personal income taxes.

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                      LOGO
                                                      LOGO


    PRINCIPAL                         The Fund's performance per share will change
    INVESTMENT RISKS                  daily based on many factors, including the
                                      quality of the instruments in the Fund's
                                      investment portfolio, national and
                                      international economic conditions and
                                      general market conditions. You could lose
                                      money on your investment in the Fund or the
                                      Fund could underperform other investments.
                                      The Fund could lose money if the issuer of a
                                      fixed income security owned by the Portfolio
                                      defaults on its financial obligation.
                                      Changes in interest rates will affect the
                                      yield and value of the Fund's investments in
                                      debt securities.
                                      The Fund may invest in derivative
                                      instruments (e.g., option and futures
                                      contracts) to help achieve its investment
                                      objective. The Fund may do so only for
                                      hedging purposes and not for speculation.
                                      These investments could increase the Fund's
                                      price volatility or reduce the return on
                                      your investment.

                                      Because the Fund will concentrate its
                                      investments in New York obligations and may invest a significant portion of its assets in the securities of a single issuer or sector, the value of the Fund's assets could lose significant value due to the poor performance of a single issuer or sector.

                                      Historically, New York State and other
                                      issuers of New York Municipal Obligations have experienced periods of financial difficulty. Because a significant share of New York State's economy depends on financial and business services, any change in market conditions that adversely affect these industries could affect the ability of New York and its localities to meet its financial obligations. If such difficulties arise in the future, you could lose money on your investment.

                                      An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                      LOGO
                                                      LOGO

    WHO MAY WANT TO INVEST?           Consider investing in the Fund if you are:
                                      - Looking to add a monthly tax-exempt income
                                        component to your investment portfolio
                                      - Seeking higher potential returns than
                                        provided by tax-exempt money market funds
                                      - Willing to accept the risks of price and
                                        income fluctuations
                                      - Investing short-term reserves

                                      This Fund will not be appropriate for
                                      anyone:
                                      - Investing emergency reserves
                                      - Seeking safety of principal
                                      - Who does not live in New York

                                      The investment objective and strategies of the Fund activities are not fundamental and may be changed without approval of the Fund shareholders. If there is a change in the investment objective of the Fund, shareholders should consider whether the
                                      Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the investment objectives of the Fund will be achieved.

      [PHOTO OF CLOCK]

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                      LOGO
                                                      LOGO

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                      LOGO

                                                          PERFORMANCE BAR
                                                           CHART AND TABLE
  The bar chart on this
   page shows the Republic                          YEAR-BY-YEAR
   New York Tax-Free Bond                           TOTAL RETURNS
   Fund's annual returns                            AS OF 12/31
   and how its performance                          FOR CLASS A
   has varied from year to                          SHARES *
   year. The bar chart
   shows changes in the

   Fund's yearly
   performance for the past
   three years to                                   1996                                          3.16%
   demonstrate that the                             1997                                          9.20%
   Fund has gained and lost                         1998                                          6.12%
   value at varying rates
   over time. The bar chart
   assumes reinvestment of
   dividends and
   distributions, but
   excludes sales charges.

                                    Of course, past performance does not
                                    indicate how the Fund will perform in the future.

                                 Best quarter:  4Q 1995  4.27%
                                 Worst quarter: 1Q 1996 -1.70%

                                 *The Fund offers three different classes of shares through this prospectus: Class A Shares, Class B Shares, and Class C Shares. The Fund offers another class of shares pursuant to a separate prospectus. Each class of shares has different characteristics and are subject to different fees and expenses. The following pages of this Prospectus will highlight these differences. The Fund's Statement of Additional Information contains a more detailed discussion of the different classes of shares.

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                       logo


   The table below compares the Fund's performance over time to that of the Lehman NY Exempt Index, an index composed of investment grade New York tax-exempt securities, all having a $50 million minimum maturity value, and the Lipper NY Municipal Bond Fund Index, an unmanaged, equally weighted index composed of the 30 largest Mutual Funds with a similar investment objective.


   The returns for Class B and Class C Shares will differ from the Class A returns shown in the bar chart because of differences in expenses of each class. The table also assumes reinvestment of dividends and distributions, and includes applicable sales charges.

    AVERAGE ANNUAL
    TOTAL RETURNS (for
    the periods ended
    December 31, 1998)


                                  INCEPTION     PAST     PAST       PAST       SINCE
                                    DATE        YEAR    5 YEARS   10 YEARS   INCEPTION
                                ------------------------------------------------------
    CLASS A                     May 1, 1995      3.24%     N/A       N/A        6.76%
                                ------------------------------------------------------
    CLASS B                     Jan. 6, 1998      N/A      N/A       N/A        N/A*
                                ------------------------------------------------------
    CLASS C                     Nov. 3, 1998      N/A      N/A       N/A        N/A*
                                ------------------------------------------------------
    LEHMAN NY EXEMPT
    INDEX                                        6.88%     N/A       N/A        8.52%**
                                ------------------------------------------------------
    LIPPER NY MUNICIPAL BOND
    FUND                                         7.61%    5.36%     7.61%       7.90%***
   -----------------------------------------------------------------------------------


     * Average annual return information for Class B and Class C Shares is not provided because Class B and Class C Shares were outstanding for less than one year.

    ** Since May 1, 1995.

   *** Since June 30, 1995.

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                      LOGO

                                                          FEES AND EXPENSES


                                     SHAREHOLDER
                                     TRANSACTION EXPENSES
                                     (FEES PAID BY YOU            A         B         C
                                     DIRECTLY)                SHARES   SHARES    SHARES

                                     Maximum sales charge
                                     (load) on purchases      2.75%      None      None
                                     Maximum deferred sales
                                     charge (load)             None     3.00%     1.00%

                                     ANNUAL FUND
                                     OPERATING EXPENSES
                                     (FEES PAID FROM FUND         A         B         C
                                     ASSETS)                  SHARES   SHARES    SHARES

                                     Management fee            .25%      .25%      .25%
                                     Distribution (12b-1)
                                     fee                       .00%*     .75%      .75%
                                     Other expenses            .95%      .95%      .95%
                                     Total Fund
                                     operating expenses       1.20%     1.95%     1.95%
                                     Fee waiver and
                                     expense reimbursement+   0.25%     0.25%     0.25%
                                     Net operating
                                     expenses                 0.95%     1.70%     1.70%


   As an investor in the
   Republic New York
   Tax-Free Bond Fund, you
   will pay the following
   fees and expenses.
   Shareholder transaction
   fees are paid from your
   account. Annual Fund
   operating expenses are
   paid out of Fund assets,
   and are reflected in the
   share price.

   * There is a 12b-1 plan for Class A Shares, which authorizes payments up to .25% of the Fund's assets. To date, no payments under the 12b-1 plan have been made.

   + Pursuant to an expense limitation agreement.

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                       LOGO

                                                            EXAMPLE

   Use the table at right
   to compare fees and
   expenses with those of           REPUBLIC NEW YORK         1      3        5       10
   other Funds. It                  TAX-FREE BOND          YEAR   YEARS   YEARS    YEARS
   illustrates the amount           CLASS A SHARES         $369   $621   $  892   $1,665
   of fees and expenses you         CLASS B SHARES
   would pay, assuming the            Assuming Redemption  $473   $687   $1,027   $1,788
   following:                         Assuming no
     - $10,000 investment             Redemption           $173   $587   $1,027   $1,788
     - 5% annual return             CLASS C SHARES
     - no changes in the              Assuming Redemption  $273   $587   $1,027   $2,254
       Fund's operating               Assuming no
       expenses                       Redemption           $173   $587   $1,027   $2,254

   Because this example is
   hypothetical and for
   comparison only, your
   actual costs may be
   higher or lower.



      [PHOTO OF CLOCK]

                                   REPUBLIC EQUITY FUND

    INVESTMENT OBJECTIVES             The investment objective of the Equity Fund
                                      is long-term growth of capital and income
                                      without excessive fluctuations in market
                                      value.

    PRINCIPAL                         The Fund seeks to achieve its objective by
    INVESTMENT STRATEGIES             investing at least 65% of its assets in
                                      equity securities of seasoned medium and
                                      large-sized companies that are expected to
                                      show above average price appreciation. To
                                      achieve its investment objective, the Fund
                                      will pursue two styles of investing.

                                      The "GROWTH" STYLE of investing focuses on investing in financially secure firms with established operating histories that are proven leaders in their industry or market sector. Such companies may demonstrate characteristics such as participation in expanding markets, increasing unit sales volume, growth in revenues and earnings per share, and increasing return on investments.

                                      The "VALUE" STYLE of investing focuses on investing in the equity securities of U.S.
                                      companies believed to be undervalued based upon internal research and proprietary valuation systems. Investment decisions are based on fundamental research, internally developed valuations systems and seasoned judgment.

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                      LOGO
                                                      LOGO

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                      LOGO
                                                      LOGO

    PRINCIPAL                         The Fund's performance per share will change
    INVESTMENT RISKS                  daily based on many factors, including
                                      national and international economic
                                      conditions and general market conditions.
                                      You could lose money on your investment in
                                      the Fund or the Fund could underperform
                                      other investments.
                                      Equity securities have greater price
                                      volatility than fixed income instruments.
                                      The value of the Fund will fluctuate as the
                                      market price of its investments increases or
                                      decreases.
                                      The Fund may invest in derivative
                                      instruments (e.g., option and futures
                                      contracts) to help achieve its investment
                                      objective. The Fund intends to do so
                                      primarily for hedging purposes. These
                                      investments could increase the Fund's price
                                      volatility or reduce the return on your
                                      investment.
                                      An investment in the Fund is not insured or
                                      guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

    WHO MAY WANT TO INVEST?           Consider investing in the Fund if you are:
                                      - Seeking a long-term goal such as
                                        retirement
                                      - Looking to add a growth component to your
                                        investment portfolio
                                      - Willing to accept higher risks of
                                      investing in the stock market in exchange
                                        for potentially higher long-term returns
                                      This Fund will not be appropriate for
                                      anyone:
                                      - Seeking monthly income
                                      - Pursuing a short-term goal or investing
                                        emergency reserves
                                      - Seeking safety of principal

                                The investment objective and strategies of the Fund are not fundamental and may be changed without approval of the Fund shareholders. If there is a change in the investment objective of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the investment objectives of the Fund will be achieved.

      [PHOTO OF CLOCK]

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                      LOGO
                                                      LOGO


  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                       LOGO

                                                            PERFORMANCE BAR
                                                            CHART AND TABLE
   The bar chart on this                    YEAR-BY-YEAR
   page shows the Republic                  TOTAL RETURNS
   Equity Fund's annual                     AS OF 12/31
   returns and how its                      FOR CLASS A
   performance has varied                   SHARES*
   from year to year. The
   bar chart shows changes

   in the Fund's yearly
   performance for the past
   three years to                  1996                  15.49%
   demonstrate that the            1997                  28.37%
   Fund has gained value at        1998                  29.20%
   varying rates over time.
   The bar chart assumes
   reinvestment of
   dividends and                           Of course, past performance does not
   distributions, but                      indicate how the Fund will perform in
   excludes sales charges.                 the future.

                                Best quarter:  4Q 1998 +23.30%
                                Worst quarter: 3Q 1998 -11.52%

                               *The Fund offers three different classes of shares through this prospectus: Class A Shares, Class B
                               Shares, and Class C Shares. The Fund offers another class of shares pursuant to a separate prospectus.
                               Each class of shares has different characteristics and are subject to different fees and expenses. The following pages of this Prospectus will highlight these differences. The Fund's Statement of Additional Information contains a more detailed discussion of the different classes of shares.

   The table below compares the Fund's performance over time to that of the Russell 1000 Index, an unmanaged index of the 1000 largest U.S. companies (representing approximately 90% of the total market capitalization) in the Russell 3000 Index (representing approximately 98% of the U.S. equity market by capitalization), and the Lipper Growth Fund Index, an unmanaged, equally weighted index composed of 30 of the largest Mutual Funds with a similar investment objective.

   The returns for Class B and Class C Shares will differ from the Class A returns shown in the bar chart because of differences in expenses of each class. The table also assumes reinvestment of dividends and distributions, and includes applicable sales charges.

    AVERAGE ANNUAL
    TOTAL RETURNS (for
    the periods ended
    December 31, 1998)

                                  INCEPTION      PAST     PAST       PAST       SINCE
                                     DATE        YEAR    5 YEARS   10 YEARS   INCEPTION
                                -------------------------------------------------------
    CLASS A                     Aug. 1, 1995     24.67%     N/A       N/A       23.36%
                                -------------------------------------------------------
    CLASS B                     Jan. 6, 1998       N/A      N/A       N/A        N/A*
    (with applicable CDSC)
                                -------------------------------------------------------
    CLASS C                     Nov. 3, 1998       N/A      N/A       N/A        N/A*
    (with applicable CDSC)
                                -------------------------------------------------------
    RUSSELL 1000 INDEX                           27.03%   23.36%    19.03%      27.41%**
                                -------------------------------------------------------
    LIPPER GROWTH FUND INDEX                     13.88%   16.69%    15.66%      22.78%***
   ------------------------------------------------------------------------------------

     * Average annual return information for Class B and Class C Shares is not provided because Class B and Class C Shares were outstanding for less than one year.

    ** Since August 1, 1995.

   *** Since July 31, 1995.

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                      LOGO
                                                      LOGO

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                      LOGO



                                                                FEES AND EXPENSES

  As an investor in the              SHAREHOLDER
  Republic Equity Fund,              TRANSACTION EXPENSES
  you will pay the                   (FEES PAID BY YOU         A        B          C
  following fees and                 DIRECTLY)               SHARES   SHARES     SHARES
  expenses. Shareholder
  transaction fees are               Maximum sales charge
  paid from your account.            (load) on purchases     3.50%      None      None
  Annual Fund operating              Maximum deferred sales
  expenses are paid out of           charge (load)            None     4.00%     1.00%
  Fund assets, and are
  reflected in the share             ANNUAL FUND
  price.                             OPERATING EXPENSES
                                     (FEES PAID FROM FUND      A          B         C
                                     ASSETS)                 SHARES    SHARES    SHARES
                                     Management fee           .45%      .45%      .45%

                                     Distribution (12b-1)
                                     fee                      .00%*     .75%      .75%
                                     Other expenses           .59%      .59%      .59%
                                     Total Fund operating
                                     expenses                1.04%     1.79%     1.79%

 * There is a 12b-1 plan for Class A Shares, which authorizes payments up to .25% of the Fund's assets. To date, no payments under the 12b-1 plan have been made.

                                                          EXAMPLE

   Use the table at right
   to compare fees and
   expenses with those of
   other Funds. It
   illustrates the amount
   of fees and expenses you
   would pay, assuming the
   following:
     - $10,000 investment
     - 5% annual return
     - no changes in the
       Fund's operating
       expenses

   Because this example is
   hypothetical and for
   comparison only, your
   actual costs may be
   higher or lower.

                                     REPUBLIC EQUITY           1      3      5       10
                                     FUND                   YEAR   YEARS  YEARS   YEARS
                                     CLASS A SHARES         $451   $666   $899   $1,565
                                     CLASS B SHARES
                                       Assuming Redemption  $581   $760   $964   $1,716
                                       Assuming no
                                       Redemption           $181   $560   $964   $1,716
                                     CLASS C SHARES
                                       Assuming Redemption  $281   $560   $964   $2,127
                                       Assuming no
                                       Redemption           $181   $560   $964   $2,127

      [PHOTO OF CLOCK]

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                      LOGO
                                                      LOGO

                                   REPUBLIC OVERSEAS EQUITY FUND

    INVESTMENT OBJECTIVES             The investment objective of the Overseas
                                      Equity Fund is to seek long-term growth of
                                      capital and future income through investment
                                      primarily in securities of non-U.S. issuers
                                      and securities of issuers whose principal
                                      markets are outside of the United States.

    PRINCIPAL                         The Fund seeks to achieve its investment
    INVESTMENT STRATEGIES             objective by investing all of its assets in
                                      the Republic International Equity Portfolio
                                      (the "Portfolio"), which has the same
                                      investment objective as the Fund. This
                                      two-tier fund structure is commonly referred
                                      to as a "master/feeder" structure because
                                      one fund (the Overseas Equity Fund or
                                      "feeder fund") is investing all its assets
                                      in a second fund (the Portfolio or "master
                                      fund").

                                      The Portfolio will invest primarily in
                                      equity securities of companies organized and domiciled in developed nations outside the United States or for which the principal trading market is outside the United States, including Europe, Canada, Australia and the Far East.

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                      LOGO
                                                      LOGO

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                      LOGO
                                                      LOGO

    PRINCIPAL                         The Fund's performance per share will change
    INVESTMENT RISKS                  daily based on many factors, including
                                      national and international economic
                                      conditions and general market conditions.
                                      You could lose money on your investment in
                                      the Fund or the Fund could underperform
                                      other investments.
                                      Equity securities have greater price
                                      volatility than fixed income instruments.
                                      The value of the Fund will fluctuate as the
                                      market prices of its investments increase or
                                      decrease.
                                      The Fund's investments in foreign securities
                                      are riskier than its investments in U.S.
                                      securities. Investments in foreign
                                      securities may lose value due to unstable
                                      international political and economic
                                      conditions, fluctuations in currency
                                      exchange rates, lack of adequate company
                                      information, as well as other factors.
                                      While the Fund intends to invest primarily
                                      in companies organized and domiciled in
                                      developed nations outside the United States,
                                      the Fund may also invest in emerging
                                      markets. Emerging markets are subject to
                                      even greater price volatility than
                                      investments in foreign securities because
                                      there is a greater risk of political or
                                      social upheaval in emerging markets. In
                                      addition, these investments are often
                                      illiquid and difficult to value accurately.
                                      In January 1999, the European Monetary Union
                                      introduced a common currency for the
                                      European Union (the "euro"). Significant
                                      uncertainty surrounds the effect of the euro
                                      on the value of securities denominated in
                                      local European currencies. The currencies in
                                      which the Fund's assets are denominated may
                                      be devalued against the U.S. dollar,
                                      resulting in a loss to the Fund.
                                      The Fund may invest in derivative
                                      instruments (e.g., option and futures
                                      contracts) to help achieve its investment
                                      objective. The Fund may do so only for
                                      hedging purposes. These investments could
                                      increase the Fund's price volatility or
                                      reduce the return on your investment.
                                      An investment in the Fund is not insured or
                                      guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

    WHO MAY WANT TO INVEST?           Consider investing in the Fund if you are:
                                      - Seeking a long-term goal such as
                                        retirement
                                      - Looking to add a foreign component to your
                                        investment portfolio
                                      - Willing to accept higher risks of
                                      investing in the stock market in exchange
                                        for potentially higher long-term returns

                                      This Fund will not be appropriate for
                                      anyone:
                                      - Seeking monthly income
                                      - Pursuing a short-term goal or investing
                                        emergency reserves
                                      - Seeking safety of principal

                                      The investment objective and strategies of the Fund are not fundamental and may be changed without approval of the Fund shareholders. If there is a change in the investment objective of the Fund, shareholders should consider whether the
                                      Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the investment objectives of the Fund or the Portfolio will be achieved.

      [PHOTO OF CLOCK]

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                      LOGO
                                                      LOGO

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                       LOGO

                                                            PERFORMANCE BAR
                                                            CHART AND TABLE

   The bar chart on this                      YEAR-BY-YEAR
   page shows the Republic                    TOTAL RETURNS
   Overseas Equity Fund's                     AS OF 12/31
   annual returns and how                     FOR CLASS A
   its performance has                        SHARES*
   varied from year to
   year. The bar chart

   shows changes in the
   Fund's yearly
   performance for the past                   1997                           7.90%
   two years to demonstrate                   1998                          10.56%
   that the Fund has gained
   value at varying rates
   over time. The bar chart              Of course, past performance does not
   assumes reinvestment of               indicate how the Fund will perform in
   dividends and                         the future.
   distributions, but
   excludes sales charges.


                               Best quarter:  4Q 1998 +16.30%
                               Worst quarter: 3Q 1998 -16.10%

                               *The Fund offers three different classes of shares: Class A Shares, Class B Shares, and Class
                               C Shares. Each class of shares has different characteristics and are subject to different fees and expenses. The following pages of this Prospectus will highlight these differences. The
                               Fund's Statement of Additional Information contains a more detailed discussion of the different classes of shares.


  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                      LOGO

   The table below compares the fund's performance to that of the MSCI EAFE Index, which includes 1,112 companies in twenty countries representing the stock markets of Europe, Australia, New Zealand and the Far East, and the Lipper International Equity Fund Index, an unmanaged, equally weighted index composed of the 30 largest Mutual Funds with a similar investment objective.

   The returns for Class B and Class C Shares will differ from the Class A returns shown in the bar chart because of differences in expenses of each class. The table also assumes reinvestment of dividends and distributions, and includes applicable sales charges.

    AVERAGE ANNUAL
    TOTAL RETURNS (for
    the periods ended
    December 31, 1998)


                                   INCEPTION      PAST     PAST       PAST       SINCE
                                     DATE         YEAR    5 YEARS   10 YEARS   INCEPTION
                                --------------------------------------------------------
    CLASS A                     Aug. 26, 1996      6.71%    N/A        N/A       11.28%*
                                --------------------------------------------------------
    CLASS B                     Jan. 6, 1998        N/A     N/A        N/A         N/A**
    (with applicable CDSC)
                                --------------------------------------------------------
    CLASS C                     Nov. 3, 1998        N/A     N/A        N/A         N/A**
    (with applicable CDSC)
                                --------------------------------------------------------
    MSCI EAFE INDEX                               20.29%   9.50%      5.85%      11.22%***
                                --------------------------------------------------------
    LIPPER INTERNATIONAL                           4.64%   8.20%      8.85%      11.89%***
    EQUITY FUND INDEX
   -------------------------------------------------------------------------------------



     * Since Portfolio inception (January 9, 1995). Based on Portfolio performance adjusted for Fund expenses.



    ** Average annual return information for Class B and Class C Shares is not provided because Class B and Class C Shares were outstanding for less than one year.



   *** Since August 31, 1996.

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                      LOGO

                                                          FEES AND EXPENSES*


 As an investor in the               SHAREHOLDER
 Republic Overseas Equity            TRANSACTION EXPENSES
 Fund, you will pay the              (FEES PAID BY YOU         A       B         C
 following fees and                  DIRECTLY)               SHARES   SHARES   SHARES
 expenses. Shareholder
 transaction fees are                Maximum sales
 paid from your account.             charge (load) on
 Annual Fund operating               purchases                3.50%    None     None
 expenses are paid out of            Maximum
 Fund assets, and are                deferred sales
 reflected in the share              charge (load)            None     4.00%    1.00%
 price.
                                     ANNUAL FUND
                                     OPERATING EXPENSES
                                     (FEES PAID FROM           A         B        C
                                     FUND ASSETS)            SHARES   SHARES   SHARES

                                     Management fee*           .72%     .72%     .72%
                                     Distribution (12b-1)
                                     and
                                     Service fee               .00%**   .75%     .75%
                                     Other expenses           1.14%    1.14%    1.14%
                                     Total Fund
                                     operating expenses       1.86%    2.61%    2.61%



   * The table reflects the combined fees of both the Overseas Equity Fund and the International Equity Portfolio.
   ** There is a 12b-1 plan for Class A Shares, which authorizes payments up to .25% of the Fund's assets. To date, no payments under the 12b-1 plan have been made.

                                                          EXAMPLE*

   Use the table at right
   to compare fees and
   expenses with those of
   other Funds. It
   illustrates the amount
   of fees and expenses you
   would pay, assuming the
   following:
     - $10,000 investment
     - 5% annual return
     - no changes in the
       Fund's operating
       expenses

   Because this example is
   hypothetical and for
   comparison only, your
   actual costs may be
   higher or lower.

                                     REPUBLIC OVERSEAS         1        3        5       10
                                     EQUITY FUND            YEAR    YEARS    YEARS    YEARS
                                     CLASS A SHARES         $532   $  914   $1,321   $2,453
                                     CLASS B SHARES
                                      Assuming Redemption   $664   $1,011   $1,385   $2,595
                                      Assuming no
                                      Redemption            $264   $  811   $1,385   $2,595
                                     CLASS C SHARES
                                      Assuming Redemption   $364   $  811   $1,385   $2,963
                                      Assuming no
                                      Redemption            $264   $  811   $1,385   $2,963

   * The example reflects the combined fees of both the Overseas Equity Fund and the International Equity Portfolio.

      [PHOTO OF CLOCK]

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                      LOGO
                                                      LOGO

                                   REPUBLIC OPPORTUNITY FUND

    INVESTMENT OBJECTIVES             The investment objective of the Opportunity
                                      Fund is to seek long-term growth of capital
                                      by investing in equity securities of
                                      emerging small- and medium-sized companies
                                      that are expected to show earnings growth
                                      over time that is well above the growth rate
                                      of the overall economy and the rate of
                                      inflation.

    PRINCIPAL                         The Fund seeks to achieve its investment
    INVESTMENT STRATEGIES             objective by investing all of its assets in
                                      the Republic Small Cap Equity Portfolio (the
                                      "Portfolio"), which has the same investment
                                      objective as the Fund. This two-tier fund
                                      structure is commonly referred to as a
                                      "master/feeder" structure because one fund
                                      (the Opportunity Fund or "feeder fund") is
                                      investing all its assets in a second fund
                                      (the Portfolio or "master fund").
                                      The Portfolio will invest primarily in
                                      common stocks of small- and medium-sized
                                      companies, but may also invest in bonds,
                                      notes, commercial paper, U.S. Government
                                      securities, and foreign securities. The Fund
                                      may also invest in common stocks of larger,
                                      more established companies if they are
                                      expected to show increased earnings.

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                      LOGO
                                                      LOGO

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                      LOGO
                                                      LOGO

    PRINCIPAL                         The Fund's performance per share will change
    INVESTMENT RISKS                  daily based on many factors, including
                                      national and international economic
                                      conditions and general market conditions.
                                      You could lose money on your investment in
                                      the Fund or the Fund could underperform
                                      other investments.

                                      Equity securities have greater price
                                      volatility than fixed income instruments.
                                      The value of the Fund will fluctuate as the market prices of its investments increase or decrease.

                                      Because emerging small- and medium-sized companies have fewer financial resources than larger, well-established companies, investments in the Fund are subject to greater price volatility than investments in other equity funds that invest in larger, well-established companies, particularly during periods of economic uncertainty or downturns.

                                      The Fund's investments in foreign securities are riskier than its investments in U.S.
                                      securities. Investments in foreign
                                      securities may lose value due to unstable international political and economic conditions, fluctuations in currency exchange rates, lack of adequate company information, as well as other factors.

                                      The Fund may invest in derivative
                                      instruments (e.g., option and futures
                                      contracts) to help achieve its investment objective. The Fund intends to do so primarily for hedging purposes. These investments could increase the Fund's price volatility or reduce the return on your investment.

                                      An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

    WHO MAY WANT TO INVEST?           Consider investing in the Fund if you are:
                                      - Seeking a long-term investment
                                      - Looking to add a growth component to your
                                        portfolio
                                      - Willing to accept higher risks of
                                      investing in emerging companies in exchange
                                        for potentially higher long-term returns

                                      This Fund will not be appropriate for
                                      anyone:
                                      - Seeking monthly income
                                      - Pursuing a short-term goal or
                                      - Investing emergency reserves
                                      The investment objective and strategies of the Fund are not fundamental and may be changed without approval of the Fund shareholders. If there is a change in the investment objective of the Fund, shareholders should consider whether the
                                      Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the investment objectives of the Fund or the Portfolio will be achieved.

      [PHOTO OF CLOCK]

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                      LOGO
                                                      LOGO

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                       LOGO

                                                            PERFORMANCE BAR
                                                            CHART AND TABLE
   The bar chart on this
   page shows the Republic                             YEAR-BY-YEAR
   Opportunity Fund's                                  TOTAL RETURNS
   annual returns and how                              AS OF 12/31
   its performance has                                 FOR CLASS A
   varied from year to                                 SHARES*
   year. The bar chart
   shows changes in the

   Fund's yearly
   performance for the past
   two years to demonstrate                            1997                                    21.86%
   that the Fund has gained                            1998                                    12.95%
   and lost value at
   varying rates over time.                                      Of course, past performance does not
   The bar chart assumes                                         indicate how the Fund will perform in the
   reinvestment of                                               future.
   dividends and
   distributions, but                                 Best quarter:  4Q 1998 +23.63%
   excludes sales charges.                            Worst quarter: 3Q 1998 -20.18%

                       *The Fund offers three different classes of shares:
                       Class A Shares, Class B Shares, and Class C Shares. Each class of shares has different characteristics and are subject to different fees and expenses. The following pages of this Prospectus will highlight these differences. The Fund's Statement of Additional Information contains a more detailed discussion of the different classes of shares.

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                      LOGO

   The table below compares the Fund's performance over time with the Russell 2000 Index, an unmanaged index of the 2000 smallest companies (representing approximately 10% of the total market capitalization) in the Russell 3000 Index (representing approximately 98% of the U.S. equity market by capitalization), and the Lipper Small Company Fund Index, an unmanaged, equally weighted index composed of the 30 largest Mutual Funds with a similar investment objective.

   The returns for Class B and Class C shares will differ from the Class A returns shown in the bar chart because of differences in expenses of each class. The table also assumes reinvestment of dividends and distributions, and includes applicable sales charges.

    AVERAGE ANNUAL
    TOTAL RETURNS (for
    the periods ended
    December 31, 1998)


                                    INCEPTION        PAST     PAST       PAST       SINCE
                                      DATE           YEAR    5 YEARS   10 YEARS   INCEPTION
                                ----------------------------------------------------------
    CLASS A                     Sept. 23, 1996        8.96%     N/A       N/A       16.23%*
                                ----------------------------------------------------------
    CLASS B                     Jan. 6, 1998           N/A      N/A       N/A       N/A**
    (with applicable CDSC)
                                ----------------------------------------------------------
    CLASS C                     Nov. 3, 1998           N/A      N/A       N/A         N/A**
    (with applicable CDSC)
                                ----------------------------------------------------------
    RUSSELL 2000 INDEX                               -2.55%   11.86%    12.92%      12.14%***
                                ----------------------------------------------------------
    LIPPER SMALL COMPANY FUND
    INDEX                                           -13.62%    8.60%    11.88%       5.57%****
   ---------------------------------------------------------------------------------------

      * Since Portfolio inception (January 3, 1996). Based on Portfolio performance adjusted for Fund expenses.
     ** Average annual return information for Class B and Class C Shares is not provided because Class B and Class C Shares were outstanding for less than one year.

    *** Since September 4, 1996.

   **** Since September 30, 1996.

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                      LOGO

                                                          FEES AND EXPENSES*


As an investor in the                SHAREHOLDER
 Republic Opportunity                TRANSACTION EXPENSES
 Fund, you will pay the              (FEES PAID BY YOU        A        B          C
 following fees and                  DIRECTLY)              SHARES   SHARES     SHARES
 expenses. Shareholder
 transaction fees are                Maximum sales charge
 paid from your account.             (load) on purchases    3.50%      None      None
 Annual Fund operating               Maximum deferred
 expenses are paid out of            sales charge (load)     None     4.00%     1.00%
 Fund assets, and are
 reflected in the share              ANNUAL FUND
 price.                              OPERATING EXPENSES
                                     (FEES PAID FROM          A          B         C
                                     FUND ASSETS)           SHARES    SHARES    SHARES

                                     Management fee          .89%      .89%      .89%
                                     Distribution (12b-1)
                                     fee                     .00%**    .75%      .75%
                                     Other expenses          .75%      .75%      .75%
                                     Total Fund operating
                                     expenses               1.64%     2.39%     2.39%


   * The table reflects the combined fees of both the Opportunity Fund and the Small Cap Equity Portfolio.

   ** There is a 12b-1 plan for Class A Shares, which authorizes payments up to .25% of the funds assets to date, no payments under the 12b-1 plan have been made.

                                                          EXAMPLE*

   Use the table at right
   to compare fees and
   expenses with those of
   other Funds. It
   illustrates the amount
   of fees and expenses you
   would pay, assuming the
   following:
     - $10,000 investment
     - 5% annual return
     - no changes in the
       Fund's operating
       expenses

   Because this example is
   hypothetical and for
   comparison only, your
   actual costs may be
   higher or lower.

                                     REPUBLIC OPPORTUNITY      1      3        5       10
                                     FUND                   YEAR   YEARS   YEARS    YEARS
                                     CLASS A SHARES         $511   $849   $1,211   $2,226
                                     CLASS B SHARES
                                       Assuming Redemption  $642   $945   $1,275   $2,370
                                       Assuming no
                                       Redemption           $242   $745   $1,275   $2,370
                                     CLASS C SHARES
                                       Assuming Redemption  $342   $745   $1,275   $2,783
                                       Assuming no
                                       Redemption           $242   $745   $1,275   $2,783

   * The example reflects the combined fees of both the Opportunity Fund and the Small Cap Equity Portfolio.

      [PHOTO OF CLOCK]

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                      LOGO
                                                      LOGO

  INVESTMENT OBJECTIVES AND STRATEGIES
  INVESTMENT OBJECTIVES AND STRATEGIES
                                                       logo
                                                       logo

                               REPUBLIC BOND FUND

   TICKER SYMBOL:          CLASS A N/A          CLASS B N/A          CLASS C N/A
   INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

   The investment objective of the Bond Fund is to realize above-average total return, consistent with reasonable risk, through investment primarily in a diversified portfolio of U.S. Government securities, corporate bonds, mortgage-backed securities and other fixed income securities. The Fund seeks to achieve its investment objective by investing all of its assets in the Republic Fixed Income Portfolio, which has the same investment objective as the Fund.

   Consistent with the investment objectives of the Bond Fund, the Fixed Income
   Portfolio:

     - will normally invest at least 65% of its total assets in fixed income securities, which may include U.S. Government securities; corporate debt securities and commercial paper; mortgage-backed and asset-backed securities; obligations of foreign governments or international entities; and foreign currency exchange-related securities.

     - may invest more than 50% of its assets in mortgage-backed securities including mortgage pass-through securities, mortgage-backed bonds and CMOs, that carry a guarantee of timely payment.

     - may lend its securities to brokers, dealers, and other financial institutions for the purpose of realizing additional income. The Fund or Portfolio may also borrow money for temporary or emergency purposes.

     - may invest in derivative instruments, including, but not limited to, financial futures, foreign currency futures, foreign currency contracts, options on futures contracts, options on securities, and swaps.

     - may invest in high yield/high risk securities as well as floating and variable rate instruments and obligations.

     - may engage in repurchase transactions, where the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

     - may invest in debt obligations by commercial banks and savings and loan associations. These instruments would include certificates of deposit, time deposits, and bankers' acceptances.

     - may purchase and sell securities on a when-issued basis, in which a security's price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date.

   The Sub-Adviser selects securities for the Portfolio based on various factors, including the outlook for the economy, and anticipated changes in interest rates and inflation. The Sub-Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

  INVESTMENT OBJECTIVES AND STRATEGIES
                                                       logo

                      REPUBLIC NEW YORK TAX-FREE BOND FUND

   TICKER SYMBOL:          CLASS A RNYCX         CLASS B N/A         CLASS C N/A
   INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

   The investment objective of the New York Tax-Free Bond Fund is to provide shareholders of the Fund with income exempt from regular federal, New York State and New York City personal income taxes. The Fund seeks to achieve its investment objective by investing its assets primarily in a non-diversified portfolio of municipal bonds, municipal notes, and other debt instruments, the interest on which is exempt from regular federal, New York State and New York City personal income taxes.

   Consistent with its investment objectives, the New York Tax-Free Bond Fund:


     - will invest at least 80% of its assets in tax exempt obligations, and at least 65%, if not all, of its assets in New York Municipal Obligations. To the extent that New York Municipal Obligations do not have acceptable risk- and tax-adjusted returns, the Fund may purchase Municipal Obligations issued by other states and political subdivisions, the interest income on which is exempt from regular federal income tax but is subject to New York State and New York City personal income taxes.


     - may invest, as a temporary defensive measure, in short-term obligations or hold some of its assets in cash. If so, shareholders may have to pay federal and New York State and New York City personal income taxes on the interest received on these investments.

     - may invest in derivative instruments, including, but not limited to, options and futures contracts on fixed income securities and indices of municipal securities.

     - may invest in fixed income securities, which may include bonds, debentures, mortgage securities, notes, bills, commercial paper, and U.S. Government securities.

     - may engage in repurchase transactions, where the Portfolio or Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

     - may purchase and sell securities on a when-issued basis, in which a security's price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date.


   The Adviser selects securities for the Portfolio based on various factors, including the credit quality of the securities, the outlook for the economy, and anticipated changes in interest rates and inflation. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

  INVESTMENT OBJECTIVES AND STRATEGIES
  INVESTMENT OBJECTIVES AND STRATEGIES
                                                       logo
                                                       logo

                              REPUBLIC EQUITY FUND
   TICKER SYMBOL:          CLASS A REPEX         CLASS B N/A         CLASS C N/A
   INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

   The investment objective of the Equity Fund is long-term growth of capital and income without excessive fluctuations in market value. The Fund seeks to achieve its objective by investing at least 65% of its assets in equity securities of seasoned medium and large-sized companies in sound financial condition that are expected to show above average price appreciation.

   To achieve its investment goal, the Fund employs two Sub-Advisers, each of which pursues a different investment strategy. As investment manager of the Fund, Republic is responsible for allocating the assets between the Sub-Advisers. Although Republic usually divides the assets in half, it may allocate a greater portion of the assets to one of the Sub-Advisers if Republic believes it is in the best interests of the Fund.

   The first Sub-Adviser invests its portion of the Fund's assets using a "growth" style of investing. The second Sub-Adviser invests the remaining assets using a "value" style of investing. Each approach relies on a careful analysis of each company considered for investment, using internal fundamental research analysis, to determine its source of earnings, competitive edge, management strength, and level of industry dominance as measured by market share.

   "GROWTH" STRATEGY: The strategy focuses on investing in financially secure firms with established operating histories that are proven leaders in their industry or market sector. Such companies may demonstrate characteristics such as participation in expanding markets, increasing unit sales volume, growth in revenues and earnings per share, and increasing return on investments. The Fund's assets may be invested in companies that do not demonstrate such characteristics if such companies are expected to undergo an acceleration in growth of earnings because of special factors such as new management, new products, changes in consumer demand or basic changes in the economic environment.

   "VALUE" STRATEGY: This approach seeks to obtain the Fund's investment objective by investing in equity securities of U.S. companies believed to be undervalued based upon internal research and proprietary valuation systems. Investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. The research focuses on two levels of analysis: first, on understanding wealth shifts that occur within the equity market; and second, on individual company research.

   Consistent with its investment objectives, the Republic Equity Fund:

     - may invest in a broad range of equity securities of U.S. and foreign companies, including debt securities, warrants or rights that can be converted into common stock.

     - may invest in derivative instruments, including, but not limited to, futures contracts options on securities, securities indices, futures contracts, and foreign currencies.

     - may invest up to 35% in bonds and other debt securities, including lower rated, high-yield bonds, commonly referred to as "junk bonds."

     - may invest without limit in short-term debt and other high-quality, fixed income securities, including U.S. and foreign government securities, certificates of deposit and bankers' acceptances of U.S. and foreign banks, and commercial paper of U.S. or foreign issuers.

     - may engage in repurchase transactions, where the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

     - may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income.

  INVESTMENT OBJECTIVES AND STRATEGIES
  INVESTMENT OBJECTIVES AND STRATEGIES
                                                       logo
                                                       logo

  INVESTMENT OBJECTIVES AND STRATEGIES
                                                       logo
                                                       logo

                         REPUBLIC OVERSEAS EQUITY FUND

   TICKER SYMBOL:          CLASS A N/A          CLASS B N/A          CLASS C N/A
   INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

   The investment objective of the Overseas Equity Fund is to seek long-term growth of capital and future income through investment primarily in securities of non-U.S. issuers and securities whose principal markets are outside of the United States. The Fund seeks to achieve its investment objective by investing all of its assets in the International Equity Portfolio, which has the same investment objective as the Fund. The principal investments of the International Equity Portfolio will be in equity securities of companies organized and domiciled in developed nations outside the United States or for which the principal trading market is outside the United States, including Europe, Canada, Australia and the Far East.

   Consistent with the investment objectives of the Fund, the International Equity Portfolio:

     - will normally invest at least 80% of its total assets in equity securities of foreign corporations, consisting of common stocks, and other securities with equity characteristics, including preferred stock, warrants, rights, securities convertible into common stock, trust certificates, limited partnership interests and equity participations.

     - may invest up to 20% of its assets in equity securities of companies in emerging markets.

     - intends to have at least three different countries represented in its portfolio and intends to invest primarily in companies with large market capitalizations.

     - may, under exceptional circumstances, temporarily invest part or all of its assets in fixed income securities denominated in foreign currencies, domestic or foreign government securities, and nonconvertible preferred stock, or hold its assets in cash or cash equivalents.

     - may invest derivative instruments, including, but not limited to, foreign currency futures contracts and options on foreign currencies and foreign currency futures.

     - may engage in repurchase transactions, where the Portfolio or Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.

     - may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income.

        - may purchase and sell securities on a "when-issued" basis, in which a security's price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date.

   The Sub-Adviser's approach to investing relies on extensive field research and direct company contact. It is a fundamental value-oriented approach that attempts to identify the difference between the underlying value of a company and the price of its security in the market.

  INVESTMENT OBJECTIVES AND STRATEGIES
  INVESTMENT OBJECTIVES AND STRATEGIES
                                                       logo
                                                       logo

  INVESTMENT OBJECTIVES AND STRATEGIES
                                                       logo
                                                       logo

                           REPUBLIC OPPORTUNITY FUND

   TICKER SYMBOL:          CLASS A N/A          CLASS B N/A          CLASS C N/A
   INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

   The investment objective of the Opportunity Fund is to seek long-term growth of capital by investing in equity securities of small- and medium-sized companies that are early in their life cycle but which may have potential to become major enterprises. These companies would be expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation, and would have the products, management and market opportunities which are usually necessary to become more widely recognized. The Fund seeks to achieve its investment objective by investing all of its assets in the Republic Small Cap Equity Portfolio, which has the same investment objective as the Fund.

   Consistent with the Fund's investment objective, the Small Cap Equity
   Portfolio:

     - will invest at least 80% of its assets in equity securities, of which at least 65% will be equity securities issued by small cap companies. Small cap companies generally are those companies which have small (under $1 billion) market capitalizations and have gross revenues ranging from $10 million to $1 billion.
     - may invest in more established companies whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand or basic changes in the economic environment.
     - may invest up to 20% of its assets in foreign securities.
     - will invest primarily in common stocks, but may, to a limited extent, seek appreciation in other types of securities when relative values and market conditions make such purchases appear attractive.
     - may invest part or all of its assets in cash (including foreign currency) or short-term obligations during times of international, political or economic uncertainty or turmoil, or in order to meet anticipated redemption requests. These investments may include certificates of deposit, commercial paper, short-term notes and U.S. Government securities.
     - may invest in derivative instruments, including, but not limited to, financial and foreign currency futures contracts as well as options on securities, foreign currencies, and foreign currency futures.
     - may invest in fixed income securities, which may include bonds, debentures, mortgage securities, notes, bills, commercial paper, and U.S. Government securities.
     - may engage in repurchase transactions, where the Portfolio or Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date.
     - may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income.

   The Sub-Adviser uses a bottom-up, as opposed to a top-down, investment style in managing the Fund. Securities are selected based upon fundamental analysis of a company's cash flow, industry position, potential for high-profit margins, and strength of management, as well as other factors.

  INVESTMENT RISKS
  INVESTMENT RISKS
                                                       logo
                                                       logo

   GENERAL RISK FACTORS: ALL FUNDS

   An investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested. The Funds' performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in each Fund's investment portfolio, national and international economic conditions and general market conditions.

   Generally, the Bond Fund, the New York Tax-Free Fund, the Equity Fund, the Opportunity Fund, the Overseas Equity Fund, and their corresponding portfolios, will be subject to the following risks:

     - Fixed Income Securities: The value of investments in fixed income securities will fluctuate as interest rates decrease or increase. In addition, these securities may accrue income that is distributable to shareholders even though the income may not yet have been paid to a Fund or Portfolio. If so, a Fund or Portfolio may need to liquidate some of its holdings and forego the purchase of additional income-producing assets.

     - Credit Risks: The Funds could lose money if the issuer of a fixed income security owned by a Fund or Portfolio is unable to meet its financial obligations.

     - Derivatives: The Funds may invest in various types of derivative securities. Generally, a derivative is a financial arrangement the value of which is based on (or "derived" from) a traditional security, asset, or market index. Derivative securities include, but are not limited to, options and futures transactions, forward foreign currency exchange contracts, mortgage- and asset-backed securities, "when-issued" securities, and swaps. There are, in fact, many different types of derivative securities and many different ways to use them.

       The use of derivative securities is a highly specialized activity and there can be no guarantee that their use will increase the return of the Funds or protect their assets from declining in value. In fact, investments in derivative securities may actually lower a Fund's return if such investments are timed incorrectly or are executed under adverse market conditions. In addition, the lack of a liquid market for derivative securities may prevent the Fund from selling unfavorable positions, which could result in adverse consequences.

       Each Fund may invest in different kinds of derivative securities. Each Fund's Statement of Additional Information contains a detailed description of the derivative securities in which the Fund may invest and a discussion of the risks associated with each security. To request a Statement of Additional Information, please refer to the back cover of this Prospectus.

     - Repurchase Agreements: The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Portfolio or Fund may incur a loss upon disposition of the securities. There is also the risk that the seller of the agreement may become insolvent and subject to liquidation.

     - Illiquid Securities: The Funds may, at times, hold illiquid securities, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sale. A Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund.
     - Returns Are Not Guaranteed: An investment in the Funds is neither insured nor guaranteed by the U.S. Government. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by Republic or any other bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

   YEAR 2000 RISK:

   Like other funds and business organizations around the world, the Funds could be adversely affected if the computer systems used by the Adviser and the Funds' other service providers do not properly process and calculate date-related information for the year 2000 and beyond. In addition, Year 2000 issues may adversely affect companies in which the Funds invest where, for example, such companies incur substantial costs to address Year 2000 issues or suffer losses caused by the failure to adequately or timely do so.

   The Funds have been assured that the Advisers and the Funds' other service providers (i.e., Administrator, Transfer Agent, Fund Accounting Agent, Custodian and Distributor) have developed and are implementing clearly defined and documented plans intended to minimize risks to services critical to the Funds' operations associated with Year 2000 issues. Internal efforts include a commitment to dedicate adequate staff and funding to identify and remedy Year 2000 issues, and specific actions such as inventorying software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems, and retesting for Year 2000 readiness. The Funds' Advisers and service providers are likewise seeking assurances from their respective vendors and suppliers that such entities are addressing any Year 2000 issues, and each provider intends to engage, where appropriate, in private and industry or "streetwide" interface testing of systems for Year 2000 readiness.

   In the event that any systems upon which the Funds are dependent are not Year 2000 ready by December 31, 1999, administrative errors and account maintenance failures would likely occur.

  INVESTMENT RISKS
                                                       LOGO
                                                       LOGO

   While the ultimate costs or consequences of incomplete or untimely resolution of Year 2000 issues by the Advisers or the Funds' service providers cannot be accurately assessed at this time, the Funds currently have no reason to believe that the Year 2000 plans of the Advisers and the Funds' service providers will not be completed by December 31, 1999, or that the anticipated costs associated with full implementation of their plans will have a material adverse impact on either their business operations or financial condition of those of the Funds. The Funds and the Advisers will continue to closely monitor developments relating to this issue, including development by the Advisers and the Funds' service providers of contingency plans for providing back-up computer services in the event of a systems failure or the inability of any provider to achieve Year 2000 readiness. Separately, the Advisers will monitor potential investment risk related to Year 2000 issues.

   SPECIFIC RISK FACTORS: FOREIGN AND HIGH YIELD/ HIGH RISK SECURITIES

     BOND FUND          EQUITY FUND
  OPPORTUNITY FUND  OVERSEAS EQUITY FUND

   Foreign securities involve investment risks different from those associated with domestic securities. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment and currency exchange rates, withholding taxes, or a lack of adequate company information, liquidity, and government regulation.

   In January 1999, the European Monetary Union introduced a common currency for the European Union (the "euro"). Significant uncertainty surrounds the effect of the euro on the value of securities denominated in local European currencies. If the Fund or Portfolio holds investments in countries with currencies replaced by the euro, those investments may be devalued against the U.S. dollar, resulting in a loss to the Fund.

   Investments in foreign emerging markets present greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in foreign emerging markets. In addition, a number of emerging markets restrict foreign investment in stocks. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Moreover, many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility.

  INVESTMENT RISKS
  INVESTMENT RISKS
                                                       logo

  INVESTMENT RISKS
  INVESTMENT RISKS
                                                       logo

   High yield/high risk securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. If the issuer of high yield/high risk securities defaults, the Fund or Portfolio may incur additional expenses to seek recovery. High yield/high risk securities may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect and cause large fluctuations in the daily net asset value of the Funds.

   SPECIFIC RISK FACTORS: "WHEN-ISSUED" SECURITIES
                                     BOND FUND
                            NEW YORK TAX-FREE BOND FUND
                               OVERSEAS EQUITY FUND

   The price and yield of securities purchased on a "when-issued" basis is fixed on the date of the commitment but payment and delivery are scheduled for a future date. Consequently, these securities present a risk of loss if the other party to a "when-issued" transaction fails to deliver or pay for the security. In addition, purchasing securities on a "when-issued" basis can involve a risk that the yields available in the market on the settlement date may actually be higher (or lower) than those obtained in the transaction itself and, as a result, the "when-issued" security may have a lesser (or greater) value at the time of settlement than the Fund's payment obligation with respect to that security.

   SPECIFIC RISK FACTORS: MORTGAGE-BACKED SECURITIES
                                     BOND FUND

   Mortage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. Mortgage- and asset-backed securities are subject to prepayment, extension, market, and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Conversely, an extension risk is present during periods of rising interest rates, when a reduction in the rate of prepayments may significantly lengthen the effective durations of such securities. Market risk reflects the risk that the price of the security may fluctuate over time as a result of changing interest rates or the lack of liquidity. Credit risk reflects the risk that the Fund or Portfolio may not receive all or part of its principal because the issuer has defaulted on its obligations.

   A swap is an agreement to change the return generated by one instrument for the return generated by another instrument. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the other party to the swap defaults, the Fund or Fixed Income Portfolio may lose interest payments that it is contractually entitled to receive and may, in some cases, lose the entire principal value of the investment security.

   SPECIFIC RISK FACTORS: NON-DIVERSIFICATION
                            NEW YORK TAX-FREE BOND FUND

   Because the Fund will concentrate its investments in New York and may concentrate a significant portion of its assets in the securities of a single issuer or sector, investment in this Fund may pose investment risks greater than those posed by a more broadly diversified portfolio. Consequently, unlike a more diversified portfolio, the value of the Fund's assets could lose significant value due to the poor performance of a single issuer or sector.

   The Fund may also be subject to credit risks. Historically, New York State and other issuers of New York Municipal Obligations have experienced periods of financial difficulty. Because a significant share of New York State's economy depends on financial and business services, any change in market conditions that adversely affect these industries could affect the ability of New York and its localities to meet its financial obligations. The financial stability of New York State is closely related to the financial stability of its localities, particularly New York City, which has required and continues to require significant financial assistance from New York. For example, in 1975, the State took action to restore the financial health of New York City by establishing, among other things, a supervisory system that monitored the City's finances. To the extent that New York City and other New York localities require the State's assistance, the ability of the State to meet its own obligations as they come due or to obtain additional financing could be adversely affected. If this occurs, you could lose money on your investment.

  INVESTMENT RISKS
  INVESTMENT RISKS
                                                       logo

  FUND MANAGEMENT
  FUND MANAGEMENT
                           logo
                           logo

                                   THE INVESTMENT ADVISER

   Republic National Bank of New York ("Republic" or the "Adviser"), 452 Fifth Avenue, New York, New York 10018, is the investment adviser for the New York Tax-Free Bond Fund. Republic is also the investment manager for the Equity Fund, the Fixed Income Portfolio, the International Portfolio, and the Small Cap Equity Portfolio. As investment manager of the Equity Fund and the Portfolios, Republic provides general supervision over the investment management functions performed by the investment advisers.

   Republic is a wholly owned subsidiary of Republic New York Corporation, a registered bank holding company. As of September 30, 1998, Republic was the 17th largest commercial bank in the United States as measured by deposits. Republic currently provides investment advisory services for individuals, trusts, estates and institutions. Republic manages more than $31.9 billion in assets including $1.39 billion in the Republic Family of Funds.

   The following companies serve as investment advisers of their respective Fund and Portfolios. The investment advisers make the day-to-day investment decisions and continuously review, supervise and administer investment programs.

   The Bond Fund (Fixed Income Portfolio): Miller Anderson & Sherrard ("MAS"), One Tower Bridge, West Conshohocken, Pennsylvania 19428, is a Pennsylvania limited partnership founded in 1969. MAS provides investment services to employee benefit plans, endowment funds, foundations and other institutional investors. As of December 31, 1998, MAS had in excess of $1.62 billion in assets under management.

   The New York Tax-Free Bond Fund: Republic serves as the investment adviser to the Fund. A description of Republic's experience in investment management is set forth above.

   The Equity Fund: Alliance Capital Management L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105, and Brinson Partners, Inc. ("Brinson"), 209 South LaSalle Street, Chicago, IL 60604, both serve as investment advisers to the Equity Fund. Alliance pursues a "growth" style of investing, while Brinson pursues a "value" style of investing. As investment manager, Republic is responsible for allocating the Fund's assets between Alliance and Brinson for purposes of investment.

   Alliance is a leading global investment adviser supervising client accounts with assets totaling $286.7 billion as of December 31, 1998. Alliance's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds.

   Brinson is an investment management firm managing, as of September 30, 1998, approximately $1.63 billion, primarily for pension and profit sharing institutional accounts. Brinson and its predecessor entities have managed domestic and

                                        THE INVESTMENT ADVISER
                                        CONTINUED

   international investment assets since 1974 and global investment assets since 1982. Brinson also serves as the investment adviser to seven other investment companies.

   The Overseas Equity Fund (International Equity Portfolio): Capital Guardian Trust Company ("CGTC"), which was founded in 1968, is a wholly owned subsidiary of The Capital Group Companies, Inc., both of which are located at 333 South Hope Street, Los Angeles, California. As of December 31, 1998, CGTC managed $83 billion of assets primarily for large institutional clients.

   The Opportunity Fund (Small Cap Equity Portfolio): MFS Institutional Advisers, Inc. ("MFSI"), together with its parent company Massachusetts Financial Services Company ("MFS"), is America's oldest mutual fund organization. MFSI has its principal office at 500 Boylston Street, Boston, MA 02116. Net assets under the management of the MFS organization were approximately $97.8 billion on behalf of over two million investor accounts as of December 31, 1998. As of that date, the MFS organization managed approximately $72.7 billion of assets invested in equity securities, and approximately $25.1 billion of assets invested in fixed income securities.

   For these advisory and management services, the Funds paid a management fee as follows:

                                                     PERCENTAGE OF
                                                  AVERAGE NET ASSETS
                                                    AS OF 10/31/98*
                                             ------------------------------
     Bond Fund                                           0.36%
                                            ------------------------------
     New York Tax-Free Bond Fund                         0.23%
                                            ------------------------------
     Equity Fund                                         0.38%
                                            ------------------------------
     Overseas Equity Fund                                0.78%
                                            ------------------------------
     Opportunity Fund                                    0.99%
    -----------------------------------------------------------------------

    * Republic waived a portion of its contractual fees with the New York Tax-Free Bond Fund and Opportunity Fund for the most recent fiscal year. Actual fees paid on behalf of the Funds and Portfolios during the previous fiscal year may be higher than the current contractual fee due to break points in the Advisor's Fee, which are based on the value of the assets in the Fund or Portfolio.

  FUND MANAGEMENT
  FUND MANAGEMENT
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                                       51

  FUND MANAGEMENT
                           logo
                           logo

                                   PORTFOLIO MANAGERS

   THE BOND FUND (FIXED INCOME PORTFOLIO)
        - The Portfolio Manager for the Fixed Income Portfolio is Kenneth B. Dunn. Mr. Dunn has been a Partner at MAS since prior to 1991. He has served as the Portfolio Manager of the MAS Fixed Income and MAS Domestic Fixed Income Portfolios since 1987; the MAS Fixed Income II Portfolio since 1990; the MAS Mortgage-Backed Securities and Special Purpose Fixed Income Portfolios, since 1992; and the MAS Municipal and PA Municipal Portfolios, since 1994.

   THE NEW YORK TAX-FREE BOND FUND:

        - Peter J. Loftus, Senior Portfolio Manager with Republic since 1997, is primarily responsible for the day-to-day management of the New York Tax-Free Bond Fund's portfolio. Prior to joining Republic, Mr. Loftus was a Senior Vice President at Dillon, Read & Co. from August, 1992 through August, 1997, where he managed tax-exempt trading and hedging for the firm. He also spent seven years (1984 -- 1992) at Paine Webber as a Vice President involved in the trading and distribution of tax-exempt securities.

   THE EQUITY FUND:

        - John L. Blundin, an Executive Vice President and Portfolio Manager and Discipline Growth Team Leader, and Christopher Toub, a Senior Vice President, Equity Portfolio Manager, and Director of Global Equity Research have primary portfolio management responsibility for the Equity Fund's assets allocated to Alliance. In all, Mr. Blundin has 34 years of investment experience. For 26 years, including the last five years, Mr. Blundin has served as a portfolio manager at Alliance. Mr. Toub has 17 years of investment experience, including the last five years of experience as a portfolio manager at Alliance.

        * Jeffrey J. Diermeier, Managing Partner-U.S. Equities at Brinson, has primary portfolio management responsibility for the Fund's assets allocated to Brinson. Including the last five years, Mr. Diermeier has 21 years of investment experience at Brinson.

                                        PORTFOLIO MANAGERS
                                        CONTINUED

   THE OVERSEAS EQUITY FUND (INTERNATIONAL EQUITY PORTFOLIO):

   The following persons are primarily responsible for portfolio management of the International Equity Portfolio:

        - David Fisher, Chairman of CGTC, has had 32 years experience as an investment professional (28 years with CGTC or its affiliates, including the last five years).

        - Harmut Giesecke, Senior Vice President and Director of Capital International, Inc., has had 26 years experience as an investment professional (24 years with CGTC or its affiliates, including the last five years).

        - Nancy Kyle, Senior Vice President of CGTC, has had 24 years experience as an investment professional (7 years with CGTC or its affiliates, including the last five years). From 1980 to 1990, Ms. Kyle was managing director of J. P. Morgan Investment Management, Inc.
        - John McIlwraith, Senior Vice President of CGTC, has had 28 years experience as an investment professional (14 years with CGTC or its affiliates, including the last five years).

        - Robert Ronus, President of CGTC, has had 29 years experience as an investment professional (23 years with CGTC or its affiliates, including the last five years).

        - Nilly Sikorsky, Director of The Capital Group Companies, Inc., has had 35 years experience as an investment professional, all of which was with CGTC or its affiliates.

  FUND MANAGEMENT
  FUND MANAGEMENT
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                                       53

                                        PORTFOLIO MANAGERS
                                        CONTINUED

   OPPORTUNITY FUND (SMALL CAP EQUITY PORTFOLIO):

        - The portfolio manager of the Small Cap Equity Portfolio is Brian Stack, Senior Vice President of MFSI. Mr. Stack has been employed by MFSI since 1993.

   THE DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Funds' administrator. Management and administrative services of BISYS include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services.

   BISYS also serves as the distributor of the Funds' shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

   Each Fund's Statement of Additional Information has more detailed information about the Investment Adviser, Distributor and Administrator, and other service providers.

  FUND MANAGEMENT
  FUND MANAGEMENT
                           logo
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A

   THE TWO-TIER FUND STRUCTURE

   The Bond Fund, Overseas Equity Fund, and Opportunity Fund seek to achieve their investment objectives by investing all of each Fund's assets in the Republic Fixed Income Portfolio, Republic International Equity Portfolio, and the Republic Small Cap Equity Portfolio, respectively, series of a separate open-end investment company, each having the same investment objectives as their respective Funds. This is referred to as a "master/feeder" arrangement because one fund (the "feeder" fund) "feeds" its assets into another fund (the "master fund"). The two-tier investment fund structure has been developed relatively recently, so shareholders should carefully consider this investment approach. For example, other mutual funds and institutional investors may invest in the Portfolios on the same terms and conditions as the Funds (although they may have different sales commissions and other operating expenses that may generate different returns). As with traditionally structured funds which have large investors, the actions of these mutual funds and institutional investors (or other large investors) may have a material effect on smaller investors in the Fund. For example, if a large investor withdraws from a portfolio (a "master fund"), operating expenses may increase, thereby producing lower returns for investors in the Funds ("feeder funds"). Additionally, the portfolio may become less diverse, resulting in increased portfolio operating expenses.

   Except as permitted, whenever a Fund is requested to vote on a matter pertaining to its corresponding Portfolio, the Fund will hold a meeting of its shareholders. At the meeting of investors in the Portfolio, the Fund will cast all of its votes in the same proportion as the votes of the Fund's shareholders.

   The investment objectives of the Funds and the Portfolios may be changed without approval of the shareholders. A Fund may withdraw its investment in its corresponding Portfolio as a result of certain changes in the Portfolio's investment objective, policies or restrictions or if it is in the best interests of the Fund to do so.

  FUND MANAGEMENT
  FUND MANAGEMENT
                           logo
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                                       55

                                        PRICING OF FUND SHARES

   -----------------------
   HOW NAV IS CALCULATED

   The NAV is calculated
   by adding the total
   value of a Fund's
   investments and other
   assets, subtracting its
   liabilities and then
   dividing that figure by
   the number of
   outstanding shares of
   the Fund:

            NAV =
       Total Assets -
         Liabilities

   -----------------------
      Number of Shares
         Outstanding
   -----------------------
   Values of assets in a
   Fund's portfolio or
   held by a Portfolio are
   determined on the basis
   of their market or
   other fair value.
                                        THE INCOME AND EQUITY FUNDS

                                        The net asset value per share (NAV) of
                                        the Bond Fund and the New York Tax-Free
                                        Bond Fund (collectively, the "Income
                                        Funds"), and the Equity Fund, the
                                        Overseas Equity Fund, and the
                                        Opportunity Fund (collectively, the
                                        "Equity Funds"), is determined once each day at the close of regular trading on the New York Stock Exchange, normally at 4 p.m. Eastern time on days the Exchange is open.

                                        The New York Stock Exchange is open
                                        every weekday except for the days on
                                        which the following holidays are
                                        observed: New Year's Day, Martin Luther
                                        King, Jr. Day, Presidents' Day, Good
                                        Friday, Memorial Day, Independence Day,
                                        Labor Day, Thanksgiving Day, and
                                        Christmas Day.

                                        Your order for purchase, sale or
                                        exchange of shares is priced at the next
                                        NAV calculated after your order is
                                        accepted by the Fund plus any applicable sales charge. If you sell Class B Shares or Class C Shares, a contingent deferred sales load may apply, which would reduce the amount of money paid to you by the Fund. For more information about sales charges, see the section on
                                        "Distribution Arrangements/Sales
                                        Charges."

    PURCHASING AND ADDING TO YOUR SHARES

    You may purchase Funds through the Republic Funds Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

  SHAREHOLDER INFORMATION
                                 logo
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                                       56

                                        PURCHASING AND ADDING TO YOUR SHARES

   All purchases must be in
   U.S. dollars. A fee will
   be charged for any
   checks that do not
   clear. Third-party
   checks are not accepted.
   A Fund may waive its
   minimum purchase
   requirement and the
   Distributor may reject a
   purchase order if it
   considers it in the best
   interest of the Fund and
   its shareholders.

                                                                   MINIMUM
                                                                   INITIAL      MINIMUM
                                               ACCOUNT TYPE       INVESTMENT   SUBSEQUENT
                                          Class A Regular
                                          (non-retirement)          $1,000       $  100
                                          -----------------------------------------------
                                          Retirement (IRA)          $  250       $  100
                                          -----------------------------------------------
                                          Automatic Investment
                                          Plan                      $  250       $   25

   AVOID 31% TAX WITHHOLDING

   The Funds are required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather it is a way in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

  SHAREHOLDER INFORMATION
                                 logo
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                                       57

  SHAREHOLDER INFORMATION
                                 logo
                                 logo

                                        PURCHASING AND ADDING TO YOUR SHARES
                                        CONTINUED
   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   logoBY REGULAR MAIL OR BY OVERNIGHT SERVICE

   Initial Investment:

   If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

   1. Carefully read, complete, and sign the account application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check, bank draft or money order payable to "Republic Funds" and include the name of the appropriate Fund(s) on the check.

   3. Mail to: Republic Funds, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

   Subsequent:

   1. Use the investment slip attached to
      your account statement.
     Or, if unavailable,

   2. Include the following information in
      writing:
      - Fund name
      - Share class
      - Amount invested
      - Account name
      - Account number
      Include your account number on your
      check.

   3. Mail investment slip and check to: Republic Funds, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

   logoELECTRONIC PURCHASES

   Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank. Your bank or broker may charge for this service.

   Establish electronic purchase option on your account application or call 1-888-525-5757. Your account can generally be set up for electronic purchases within 15 days.

   Call 1-888-525-5757 to arrange a transfer from your bank account.

                                                   ELECTRONIC VS. WIRE TRANSFER

                                                   Wire transfers allow
                                                   financial institutions to
                                                   send funds to each other,
                                                   almost instantaneously. With
                                                   an electronic purchase or
                                                   sale, the transaction is
                                                   made through the Automated
                                                   Clearing House (ACH) and may
                                                   take up to eight days to
                                                   clear. There is generally no
                                                   fee for ACH transactions.

                                        PURCHASING AND ADDING TO YOUR SHARES
                                        CONTINUED

   logoBY WIRE TRANSFER
   Note: Your bank may charge a wire transfer fee.

   For initial investment:

   Fax the completed application, along with a request for a confirmation number to 1-888-525-5757. Follow the instructions below after receiving your confirmation number.

   For initial and subsequent investments:

   Instruct your bank to wire transfer your investment to: The Republic Funds, 3435 Stelzer Road, Columbus, Ohio 43219-3035, Attn. Transfer Agent.

   Name of Bank
   Routing Number: ABA #011001438
   Acct. #5999-99451
   Include:
   Your name
   Your confirmation number
   After instructing your bank to wire the funds, call 888-525-5757 to advise us of the amount being transferred and the name of your bank

   You can add to your account by using the convenient options described below. The Funds reserve the right to change or eliminate these privileges at any time with 60 days notice.

  SHAREHOLDER INFORMATION
                                 logo
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                                       59

  SHAREHOLDER INFORMATION
                                 logo
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                                        PURCHASING AND ADDING TO YOUR SHARES
                                        CONTINUED

   AUTOMATIC INVESTMENT PLAN

   You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you've invested the $250 minimum required to open the account.

   To invest regularly from your bank
   account:

   Complete the Automatic Investment Plan
   portion on your Account Application.

   Make sure you note:
     J Your bank name, address and account
       number
     J The amount you wish to invest
       automatically (minimum $25)
     J How often you want to invest (every
       month, 4 times a year, twice a year
       or once a year)
     J Attach a voided personal check.

   To invest regularly from your paycheck or government check:

   Call 1-888-525-5757 for an enrollment
   form.
                                                  DIRECTED DIVIDEND OPTION

                                                  By selecting the appropriate
                                                  box in the Account
                                                  Application, you can elect to
                                                  receive your distributions in
                                                  cash (check) or have
                                                  distributions (capital gains
                                                  and dividends) reinvested in
                                                  another Republic Fund without
                                                  a sales charge. You must
                                                  maintain the minimum balance
                                                  in each Fund into which you
                                                  plan to reinvest dividends or
                                                  the reinvestment will be
                                                  suspended and your dividends
                                                  paid to you. The Fund may
                                                  modify or terminate this
                                                  reinvestment option without
                                                  notice. You can change or
                                                  terminate your participation
                                                  in the reinvestment option at
                                                  any time.

   -----------------------------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class A shares than for Class B and C shares, because Class A shares have lower distribution expenses. Capital gains are distributed at least annually.

   Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.
   -----------------------------------------------------------------------------

  SHAREHOLDER INFORMATION
                                 logo
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                                        SELLING YOUR SHARES
   You may sell your shares at
   any time. Your sales price
   will be the next NAV after
   your sell order is received
   by the Fund, its transfer
   agent, or your investment
   representative. Normally
   you will receive your
   proceeds within a week
   after your request is
   received. See section on
   "General Policies on
   Selling Shares" below.
                                         WITHDRAWING MONEY FROM YOUR FUND
                                         INVESTMENT

                                         As a mutual fund shareholder, you are
                                         technically selling shares when you
                                         request a withdrawal in cash. This is
                                         also known as redeeming shares or a
                                         redemption of shares.

                                        CONTINGENT DEFERRED SALES CHARGE

                                        When you sell Class B or C shares, you
                                        will be charged a fee for any shares
                                        that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution
                                        Arrangements/Sales Charges" below for
                                        details.

   INSTRUCTIONS FOR SELLING SHARES

   If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

   logoBY TELEPHONE

   (unless you have declined telephone sales privileges)

     1. Call 1-888-525-5757 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below)

   logoBY MAIL OR OVERNIGHT SERVICE

   (See "General Policies on Selling Shares -- Redemptions in Writing Required" below)

     1. Call 1-888-525-5757 to request redemption forms or write a letter of instruction indicating:
        - your Fund and account number
        - amount you wish to redeem
        - address where your check should be sent
        - account owner signature

     2. Mail to: Republic Funds, 3435 Stelzer Road Columbus, Ohio 43219-3035.

                                        SELLING YOUR SHARES
                                        CONTINUED

   logoWIRE TRANSFER

   You must indicate this option on your account application.

   Call 1-888-525-5757 to request a wire transfer.

   If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.

   The Fund may charge a wire transfer fee.

   NOTE: Your financial institution may also charge a separate fee.

   logoELECTRONIC REDEMPTIONS

   Call 1-888-525-5757 to request an electronic redemption.

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

   If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 8 days.

   Your bank may charge for this service.

   SYSTEMATIC WITHDRAWAL PLAN

   You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature: Make sure you've checked the appropriate box on the Account Application, or call 1-888-525-5757.
     - Include a voided personal check.
     - Your account must have a value of $10,000 or more to start withdrawals.
     - If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

  SHAREHOLDER INFORMATION
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                                       62

                                        SELLING YOUR SHARES
                                        CONTINUED

   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing in the following situations:

   1. Redemptions from Individual Retirement Accounts ("IRAs").

   2. Redemption requests requiring a signature guarantee which include each of the following:
     - Redemptions over $10,000
     - Your account registration or the name(s) in your account has changed within the last 15 days
     - The check is not being mailed to the address on your account
     - The check is not being made payable to the owner of the account
     - The redemption proceeds are being transferred to another Fund account with a different registration.

   You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   VERIFYING TELEPHONE REDEMPTIONS

   The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

  SHAREHOLDER INFORMATION
                                 logo
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                                       63

                                        SELLING YOUR SHARES
                                        CONTINUED

   REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $50 due to redemptions, the Fund may ask you to increase your balance. If it is still below $50 after 30 days, the Fund may close your account and send you the proceeds at the current NAV. UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash, if distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

  SHAREHOLDER INFORMATION
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                                       64

                                        DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Bond Fund and New York Tax-Free Bond Fund (collectively, the "Income Funds") and the Equity Fund, the Overseas Equity Fund, and the Opportunity Fund (collectively, the "Equity Funds").

   THE INCOME FUNDS

                              CLASS A SHARES    CLASS B SHARES    CLASS C SHARES

     Sales Charge (Load)      Percentage of     No front-end      No front-end
                              Investment:       sales charge. A   sales charge. A
                                                contingent        contingent
                              2.75%             deferred sales    deferred sales
       Less than $50,000                        charge (CDSC)     charge (CDSC)
       $50,000 but less than  1.75%             may be imposed    may be imposed
       $100,000                                 on shares         on shares
       $100,000 but less      1.25%             redeemed within   redeemed within
       than $250,000                            three years       one year after
       $250,000 but less      1.00%             after purchase.   purchase.
       than $500,000          None              Shares
       $500,000 and over                        automatically
                                                convert to Class
                                                A Shares after 5
                                                years.
     Distribution (12b-1)     Subject to        Subject to        Subject to
     and Service Fees         combined annual   combined annual   combined annual
                              distribution and  distribution and  distribution and
                              shareholder       shareholder       shareholder
                              servicing fees    servicing fees    servicing fees
                              of up to .25%     of up to 1.00%    of up to 1.00%
                              annually of the   annually of the   annually of the
                              Fund's total      Fund's average    Fund's average
                              average daily     daily net         daily net
                              net assets.       assets.           assets.
     Fund Expenses            Lower annual      Higher annual     Higher annual
                              expenses than     expenses than     expenses than
                              Class B or C      Class A Shares.   Class A Shares.
                              Shares.

  SHAREHOLDER INFORMATION
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                                       65

                                        DISTRIBUTION ARRANGEMENTS/SALES CHARGES
                                        CONTINUED

   THE EQUITY FUNDS

                              CLASS A SHARES    CLASS B SHARES    CLASS C SHARES

     Sales Charge (Load)      Percentage of     No front-end      No front-end
                              Investment:       sales charge. A   sales charge. A
                                                contingent        contingent
                              3.50%             deferred sales    deferred sales
       Less than $50,000                        charge (CDSC)     charge (CDSC)
       $50,000 but less than  2.50%             may be imposed    may be imposed
       $100,000                                 on shares         on shares
       $100,000 but less      1.50%             redeemed within   redeemed within
       than $250,000                            four years after  one year after
       $250,000 but less      1.00%             purchase. Shares  purchase.
       than $500,000          None              automatically
       $500,000 and over                        convert to Class
                                                A Shares after 6
                                                years.
     Distribution (12b-1)     Subject to        Subject to        Subject to
     and Service Fees         combined annual   combined annual   combined annual
                              distribution and  distribution and  distribution and
                              shareholder       shareholder       shareholder
                              servicing fees    servicing fees    servicing fees
                              of up to .25%     of up to 1.00%    of up to 1.00%
                              annually of the   annually of the   annually of the
                              Fund's total      Fund's average    Fund's average
                              average daily     daily net         daily net
                              net assets.       assets.           assets.
     Fund Expenses            Lower annual      Higher annual     Higher annual
                              expenses than     expenses than     expenses than
                              Class B or C      Class A Shares.   Class A Shares.
                              Shares.

  SHAREHOLDER INFORMATION
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                                       66

                                        DISTRIBUTION ARRANGEMENTS/SALES CHARGES
                                        CONTINUED

   DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES

   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds' shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will decrease the return on your investment.
     - The 12b-1 fees vary by share class as follows:

        - Class A shares may pay a 12b-1 fee of up to .25% of the average daily net assets of the Class A shares of the Fund.

        - Class B and Class C shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the respective classes of the Fund. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

     - The higher 12b-1 fee on Class B and Class C shares, together with the contingent deferred sales load help the Distributor sell Class B and Class C shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

     - In addition to the 12b-1 fees, Class A, Class B and Class C shares are subject to a shareholder servicing fee of up to .25% of the average daily net assets of the respective classes of the Funds.

     - The combination of the 12b-1 fees and shareholder servicing fees will not exceed 1.00% of the average daily net assets of the respective classes of the Funds for the Class B and Class C shares.

   Long-term Class B and Class C shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and service fees.

  SHAREHOLDER INFORMATION
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                                       67

                                        DISTRIBUTION ARRANGEMENTS/SALES CHARGES
                                        CONTINUED
   CLASS A SHARES
   WAIVER OF SALES CHARGES FOR CLASS A SHARES
   The following qualify for waivers of sales charges:

     - Shares purchased by investment representatives through fee-based investment products or accounts.

     - Proceeds from redemptions from another mutual fund complex within 60 days after redemption, if you paid a front-end sales charge for those shares.

     - Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Advisers or their affiliates or invested in any of the Funds.

     - Shares purchased for trust or other advisory accounts established with the Advisers or their affiliates.

     - Shares purchased by directors, trustees, employees, and family members of the Advisers and their affiliates and any organization that provides services to the Funds; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Advisers or the Administrator belongs.

   SALES CHARGE REDUCTIONS

   Reduced sales charges for Class A shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

     - Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

     - Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

     - Combination Privilege. You can combine accounts of multiple Funds (excluding the Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

  SHAREHOLDER INFORMATION
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                                       68

                                        DISTRIBUTION ARRANGEMENTS/SALES CHARGES
                                        CONTINUED
   CLASS B SHARES
   Class B Shares of the Funds may be purchased for individual accounts only in amounts of less than $500,000. There is no sales charge imposed upon purchases of Class B Shares, but investors may be subject to a contingent deferred sales charge ("CDSC").

   THE INCOME FUNDS
   Specifically, the Fund's Shares will
   be subject to a declining CDSC if
   Class B shares of the Income Funds
   are redeemed less than three years
   after purchase. In such cases, the
   CDSC will be as illustrated in the
   chart to the right.

                                                        YEARS          CDSC AS A % OF
                                                        SINCE           DOLLAR AMOUNT
                                                      PURCHASE        SUBJECT TO CHARGE
                                                         0-1                3.00%
                                                         1-2                2.00%
                                                         2-3                1.00%
                                                     more than 3            None

   THE EQUITY FUNDS
   In addition, the Fund's B Shares will
   be subject to a declining CDSC if
   Class B shares the Equity Funds are
   redeemed within four years after
   purchase. In such cases, the CDSC
   will be as illustrated in the chart
   to the right.

   For Income and Equity Funds, the CDSC
   will be based upon the lower of the
   NAV at the time of purchase or the
   NAV at the time of redemption. There
   is no CDSC on reinvested dividends or
   distributions.

                                                        YEARS          CDSC AS A % OF
                                                        SINCE           DOLLAR AMOUNT
                                                      PURCHASE        SUBJECT TO CHARGE
                                                         0-1                4.00%
                                                         1-2                3.00%
                                                         2-3                2.00%
                                                         3-4                1.00%
                                                     more than 4            None

   If you sell some but not all of your Class B shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

  SHAREHOLDER INFORMATION
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                                       69

                                        DISTRIBUTION ARRANGEMENTS/SALES CHARGES
                                        CONTINUED
   CONVERSION FEATURE -- CLASS B SHARES

    X Class B Shares of the Funds will convert automatically to Class A Shares of the same Fund after either five years (Income Funds) or six years (Equity Funds) from the beginning of the calendar month in which the Class B shares were originally purchased.

    X After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares which will increase your investment return compared to the Class B shares.

    X You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

    X If you purchased Class B shares of one Fund which you exchanged for Class
      B shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B shares. The dollar value of Class A shares you receive will equal the dollar value of the Class B shares converted.

   CLASS C SHARES

   Class C Shares of the Funds may be purchased for individual accounts normally in amounts of less than $500,000. There is no sales charge imposed upon purchases of Class C Shares, but investors may be subject to a CDSC. Specifically, if you redeem Class C shares of the Funds, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C Shares. The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed.

   Unlike Class B shares, Class C Shares have no conversion feature.

   WAIVER OF SALES CHARGES -- CLASS B SHARES AND CLASS C SHARES

   The following qualify for waivers of sales charges:

     - Distributions following the death or disability of a Shareholder.

     - Redemptions representing the minimum distribution from an IRA or a Custodial Account to a Shareholder who has reached age 70 1/2.

     - Redemptions representing the minimum distribution from 401(k) retirement plans where such redemptions are necessary to make distributions to plan participants.

  SHAREHOLDER INFORMATION
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                                       70

                                        EXCHANGING YOUR SHARES

   You can exchange your shares in one Fund for shares of the same class of another Republic Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). No transaction fees are charged for exchanges.

   You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

   INSTRUCTIONS FOR EXCHANGING SHARES

   Exchanges may be made by sending a written request to Republic Funds, 3435 Stelzer Road, Columbus, Ohio 43219-3035 or by calling 1-888-525-5757. Please provide the following information:

    X Your name and telephone number

    X The exact name on your account and account number

    X Taxpayer identification number (usually your Social Security number)

    X Dollar value or number of shares to be exchanged

    X The name of the Fund from which the exchange is to be made

    X The name of the Fund into which the exchange is being made.

   See "Selling your Shares" for important information about telephone transactions.

   To prevent disruption in the management of the Funds, due to market timing strategies, excessive exchange activity may be limited.

   NOTES ON EXCHANGES

   When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

   The registration and tax identification numbers of the two accounts must be identical.

   The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

   Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

  SHAREHOLDER INFORMATION
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                                       71

  SHAREHOLDER INFORMATION
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                                        DIVIDENDS, DISTRIBUTIONS AND TAXES

  - Any income a Fund receives in the form of interest and dividends is paid out, less expenses, to its shareholders. Shares begin accruing interest and dividends on the day they are purchased.

  - Dividends on all Income Funds are paid monthly. Capital gains for all Funds are distributed at least annually. Unless a shareholder elects to receive dividends in cash, dividends will be automatically invested in additional shares of the Fund.

  - Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

  - Dividends are taxable as ordinary income. Taxation on capital gains will vary with the length of time a Fund has held the security -- not how long the shareholder has been in a Fund.

  - Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year. If a Fund declares a dividend in October, November or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

  - There may be tax consequences to you if you dispose of your shares in a Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you held them.

  - You will be notified in January each year about the federal tax status of distributions made by the Funds. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

  - Foreign shareholders may be subject to special withholding requirements.

  - If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

  - There is a penalty on certain pre-retirement distributions from retirement accounts.

  - Because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

  FINANCIAL HIGHLIGHTS
                         LOGO

   The financial highlights tables are intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions for the indicated periods). This information has been derived from information audited by KPMG Peat Marwick LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

   Financial information for Class C Shares of the Funds is not shown because Class C Shares were not offered prior to November 3, 1998.

  FINANCIAL HIGHLIGHTS
                         LOGO


                                 REPUBLIC BOND FUND

   CLASS A (INVESTOR) SHARES


                                                                   FOR THE PERIOD
                                             FOR THE YEAR ENDED    AUGUST 26, 1996
                                                OCTOBER 31,         (COMMENCEMENT
                                             ------------------   OF OPERATIONS) TO
                                              1998       1997     OCTOBER 31, 1996
    NET ASSET VALUE PER SHARE,
      BEGINNING OF PERIOD                    $ 10.50    $ 10.26        $ 10.00
    -------------------------------------------------------------------------------
    Income from investment operations:
      Net investment income                     0.59       0.57           0.10
      Net gains on securities (realized and
        unrealized)                             0.01       0.30           0.26
    -------------------------------------------------------------------------------
          Total income from investment
             operations                         0.60       0.87           0.36
    -------------------------------------------------------------------------------
    Less distributions:
      Dividends (from net investment
        income)                                (0.59)     (0.57)            --
      Dividends (from net capital gains)          --      (0.06)         (0.10)
    -------------------------------------------------------------------------------
          Total distributions                  (0.59)     (0.63)         (0.10)
    -------------------------------------------------------------------------------
    Net change in net asset value per share     0.01       0.24           0.26
    -------------------------------------------------------------------------------
    NET ASSET VALUE PER SHARE,
      END OF PERIOD                          $ 10.51    $ 10.50        $ 10.26
    -------------------------------------------------------------------------------
          Total return (c)                      5.83%      8.71%          3.61%(b)
    RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period (000's)      $ 4,826    $ 2,439        $    21
      Ratio of expenses to average
        net assets                              1.10%      1.10%          1.04%(a)
      Ratio of net income to average
        net assets                              5.51%      5.40%          5.23%(a)
      Ratio of expenses to average
        net assets (excluding fee waivers
        and expense reimbursements)             1.61%      5.24%        280.50%(a)
      Ratio of net income to average net
        assets (excluding fee waivers and
        expense reimbursements)                 5.00%      1.27%       (274.18%)(a)
      Portfolio turnover rate of the
        Portfolio                             126.40%    349.00%           N/A*



   (a)  Annualized.

   (b)  Not annualized.

   (c) The total return is calculated excluding the sales charge of 2.75% which applies to purchases of Class A shares.

     * Portfolio turnover rate of the Portfolio is not available for this period.

                        See notes to financial statements.

  FINANCIAL HIGHLIGHTS
                         LOGO

                                 REPUBLIC BOND FUND

   CLASS B SHARES


                                                                  FOR THE PERIOD
                                                                  JANUARY 6, 1998
                                                                   (COMMENCEMENT
                                                                 OF OPERATIONS) TO
                                                                 OCTOBER 31, 1998
    NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD                    $10.63
    ------------------------------------------------------------------------------
    Income from investment operations:
      Net investment income                                             0.41
      Net gains on securities (realized and unrealized)                (0.12)
    ------------------------------------------------------------------------------
          Total income from investment operations                       0.29
    ------------------------------------------------------------------------------
    Less distributions:
      Dividends (from net investment income)                           (0.41)
      Dividends (from capital gains)                                      --
    ------------------------------------------------------------------------------
          Total distributions                                          (0.41)
    ------------------------------------------------------------------------------
    Net change in net asset value per share                            (0.12)
    ------------------------------------------------------------------------------
    NET ASSET VALUE PER SHARE, END OF PERIOD                          $10.51
    ------------------------------------------------------------------------------
          Total return (c)                                              2.84%(b)
    RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period (000's)                               $  364
      Ratio of expenses to average net assets                           1.85%(a)
      Ratio of net income to average net assets                         4.76%(a)
      Ratio of expenses to average net assets (excluding fee
        waivers and expense reimbursements)                             2.36%(a)
      Ratio of net income to average net assets (excluding
        fee waivers and expense reimbursements)                         4.25%(a)
      Portfolio turnover rate of the Portfolio                          N/A*



   (a)  Annualized.

   (b)  Not annualized.

   (c) The total return is calculated excluding the contingent deferred sales charge which applies to redemptions of Class B Shares.


     * Portfolio turnover rate of the Portfolio is not available for this period.

                        See notes to financial statements.

  FINANCIAL HIGHLIGHTS
                         LOGO

                                 REPUBLIC NEW YORK TAX-FREE BOND FUND

   CLASS A (INVESTOR) SHARES


                                                                            FOR THE PERIOD
                                                                              MAY 1, 1995
                                         FOR THE YEAR ENDED OCTOBER 31,      (COMMENCEMENT
                                        --------------------------------    OF OFFERING) TO
                                          1998        1997        1996     OCTOBER 31, 1995
    NET ASSET VALUE PER SHARE,
      BEGINNING OF PERIOD                $ 10.64     $ 10.30     $10.38         $10.00
    ----------------------------------------------------------------------------------------
    Income from investment operations:
      Net investment income                 0.47        0.45       0.54           0.25
      Net gains on securities
        (realized and unrealized)           0.33        0.36      (0.01)          0.38
    ----------------------------------------------------------------------------------------
          Total income from investment
            operations                      0.80        0.81       0.53           0.63
    ----------------------------------------------------------------------------------------
    Less distributions:
      Dividends (from net investment
        income)                            (0.47)      (0.45)     (0.54)         (0.25)
      Distributions (from capital
        gains)                             (0.04)      (0.02)     (0.07)            --
    ----------------------------------------------------------------------------------------
          Total distributions              (0.51)      (0.47)     (0.61)         (0.25)
    ----------------------------------------------------------------------------------------
    Net change in net asset value per
      share                                 0.29        0.34      (0.08)          0.38
    ----------------------------------------------------------------------------------------
    NET ASSET VALUE PER SHARE, END OF
      PERIOD                             $ 10.93     $ 10.64     $10.30         $10.38
    ----------------------------------------------------------------------------------------
          Total return (d)                  7.65%       8.22%      4.75%          6.39%(b)
    RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period
        (000's)                          $23,153     $20,794     $6,353         $6,908
      Ratio of expenses to average net
        assets                              0.95%       0.92%      0.58%          0.50%(a)
      Ratio of net income to average
        net assets                          4.28%       4.46%      4.78%          4.91%(a)
      Ratio of expenses to average net
        assets (excluding fee waivers
        and expense reimbursements)         1.20%       1.55%      2.21%          2.40%(a)
      Ratio of net income to average
        net assets (excluding fee
        waivers and expense
        reimbursements)                     4.03%       3.83%      3.15%          3.10%(a)
      Portfolio turnover rate (c)         100.35%     163.46%    178.11%        130.00%



   (a)  Annualized.
   (b)  Not annualized.
   (c) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.
   (d) The total return is calculated excluding the sales charge of 2.75% which applies to purchases of Class A Shares.


                        See notes to financial statements.

  FINANCIAL HIGHLIGHTS
                         LOGO

                                 REPUBLIC NEW YORK TAX-FREE BOND FUND

   CLASS B SHARES


                                                                     FOR THE PERIOD
                                                                    JANUARY 6, 1998
                                                                    (DATE OF INITIAL
                                                                      OFFERING) TO
                                                                    OCTOBER 31, 1998
    NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD                       $10.81
    --------------------------------------------------------------------------------
    Income from investment operations:
      Net investment income                                                0.37
      Net gains on securities (realized and unrealized)                    0.11
    --------------------------------------------------------------------------------
          Total income from investment operations                          0.48
    --------------------------------------------------------------------------------
    Less distributions:
      Dividends (from net investment income)                              (0.37)
      Distributions (from capital gains)                                     --
    --------------------------------------------------------------------------------
          Total distributions                                             (0.37)
    --------------------------------------------------------------------------------
    Net change in net asset value per share                                0.11
    --------------------------------------------------------------------------------
    NET ASSET VALUE PER SHARE, END OF PERIOD                             $10.92
    --------------------------------------------------------------------------------
          Total return (d)                                                 4.50%(b)
    RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period (000's)                                  $  618
      Ratio of expenses to average net assets                              1.70%(a)
      Ratio of net income to average net assets                            3.53%(a)
      Ratio of expenses to average net assets (excluding fee
        waivers and expense reimbursements)                                1.95%(a)
      Ratio of net income to average net assets (excluding fee
        waivers and expense reimbursements)                                3.28%(a)
      Portfolio turnover rate (c)                                        100.35%



   (a)  Annualized.
   (b)  Not annualized.
   (c) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.
   (d) The total return is calculated excluding the contingent deferred sales charge which applies to redemptions of Class B Shares.


                        See notes to financial statements.

  FINANCIAL HIGHLIGHTS
                         LOGO

                                 REPUBLIC EQUITY FUND

   CLASS A (INVESTOR) SHARES


                                                                               FOR THE PERIOD
                                                                               AUGUST 1, 1995
                                            FOR THE YEAR ENDED OCTOBER 31,      (COMMENCEMENT
                                           --------------------------------   OF OPERATIONS) TO
                                             1998        1997        1996     OCTOBER 31, 1995
    NET ASSET VALUE PER SHARE, BEGINNING
      OF PERIOD                             $ 15.00     $ 11.93     $10.24         $ 10.00
    -------------------------------------------------------------------------------------------
    Income from investment operations:
      Net investment income                    0.05        0.07       0.19            0.04
      Net gains on securities (realized
        and unrealized)                        2.80        3.32       1.67            0.24
    -------------------------------------------------------------------------------------------
          Total income from investment
            operations                         2.85        3.39       1.86            0.28
    -------------------------------------------------------------------------------------------
    Less distributions:
      Dividends (from net investment
        income)                               (0.05)      (0.10)     (0.17)          (0.04)
      Distributions (from capital gains)      (0.85)      (0.22)        --              --
    -------------------------------------------------------------------------------------------
          Total distributions                 (0.90)      (0.32)     (0.17)          (0.04)
    -------------------------------------------------------------------------------------------
    Net change in net asset value per
      share                                    1.95        3.07       1.69            0.24
    -------------------------------------------------------------------------------------------
    NET ASSET VALUE PER SHARE, END OF
      PERIOD                                $ 16.95     $ 15.00     $11.93         $ 10.24
    -------------------------------------------------------------------------------------------
          Total return (d)                    19.98%      28.92%     18.30%           2.75%(b)
    RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of year (000's)       $23,559     $12,363     $3,918         $22,092
      Ratio of expenses to average net
        assets                                 1.03%       1.21%      1.28%           1.47%(a)
      Ratio of net income to average net
        assets                                 0.30%       0.48%      1.83%           1.59%(a)
      Ratio of expenses to average net
        assets (excluding fee waivers and
        expense reimbursements)                1.03%       1.28%      1.59%           2.44%(a)
      Ratio of net income to average net
        assets (excluding fee waivers and
        expense reimbursements)                0.30%       0.41%      1.51%           0.62%(a)
      Portfolio turnover rate (c)            176.34%      99.02%     86.18%           2.00%(a)



   (a) Annualized.
   (b) Not annualized.
   (c) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.
   (d) The total return is calculated excluding the sales charge of 3.50% which applies to purchases of Class A Shares.


                        See notes to financial statements.

  FINANCIAL HIGHLIGHTS
                         LOGO

                                 REPUBLIC EQUITY FUND

   CLASS B SHARES


                                                                     FOR THE PERIOD
                                                                    JANUARY 6, 1998
                                                                    (DATE OF INITIAL
                                                                      OFFERING) TO
                                                                    OCTOBER 31, 1998
    NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD                       $14.88
    --------------------------------------------------------------------------------
    Income from investment operations:
      Net investment loss                                                 (0.01)
      Net gains on securities (realized and unrealized)                    2.07
    --------------------------------------------------------------------------------
          Total income from investment operations                          2.06
    --------------------------------------------------------------------------------
    Less distributions:
      Dividends (from net investment income)                              (0.02)
      Distributions (from capital gains)                                     --
    --------------------------------------------------------------------------------
          Total dividends and distributions                               (0.02)
    --------------------------------------------------------------------------------
    Net change in net asset value per share                                2.04
    --------------------------------------------------------------------------------
    NET ASSET VALUE PER SHARE, END OF PERIOD                             $16.92
    --------------------------------------------------------------------------------
          Total return (d)                                                13.84%(b)
    RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of year (000's)                                    $  956
      Ratio of expenses to average net assets                              1.78%(a)
      Ratio of net income to average net assets                           (0.45%)(a)
      Ratio of expenses to average net assets (excluding fee
        waivers and expense reimbursements)                                1.78%(a)
      Ratio of net income to average net assets (excluding fee
        waivers and expense reimbursements)                               (0.45%)(a)
      Portfolio turnover rate (c)                                        176.34%



   (a) Annualized.
   (b) Not annualized.
   (c) Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.
   (d) The total return is calculated excluding the contingent deferred sales charge which applies to redemptions of Class B Shares.


                        See notes to financial statements.

  FINANCIAL HIGHLIGHTS
                         LOGO

                                 REPUBLIC OVERSEAS EQUITY FUND

   CLASS A (INVESTOR) SHARES


                                                                       FOR THE PERIOD
                                                FOR THE YEAR ENDED     AUGUST 26, 1996
                                                    OCTOBER 31,         (COMMENCEMENT
                                                -------------------   OF OPERATIONS) TO
                                                  1998       1997     OCTOBER 31, 1996
    NET ASSET VALUE PER SHARE, BEGINNING OF
      PERIOD                                     $11.57     $10.15         $ 10.00
    -----------------------------------------------------------------------------------
    Income from investment operations:
      Net investment income/(loss)                (0.01)     (0.00)*            --
      Net gains on securities (realized and
        unrealized)                                0.23       1.43            0.15
    -----------------------------------------------------------------------------------
          Total income from investment
             operations                            0.22       1.43            0.15
    -----------------------------------------------------------------------------------
    Less distributions:
      Dividends (from net investment income)      (0.08)     (0.01)             --
      Distributions (from capital gains)          (0.07)      0.00*             --
    -----------------------------------------------------------------------------------
          Total distributions                     (0.15)     (0.01)             --
    -----------------------------------------------------------------------------------
    Net change in net asset value per share        0.07       1.42            0.15
    -----------------------------------------------------------------------------------
    NET ASSET VALUE PER SHARE, END OF PERIOD     $11.64     $11.57         $ 10.15
    -----------------------------------------------------------------------------------
          Total return (c)                         1.96%     14.08%           1.50%(b)
    RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period (000's)          $6,070     $3,660         $   142
      Ratio of expenses to average net assets      1.77%      1.71%           1.69%(a)
      Ratio of net income to average net
        assets                                    (0.08%)    (0.16%)          0.05%(a)
      Ratio of expenses to average net assets
        (excluding fee waivers and expense
        reimbursements)                            1.86%      4.10%          33.34%(a)
      Ratio of net income to average net
        assets (excluding fee waivers and
        expense reimbursements)                   (0.17%)    (2.55%)        (31.65%)(a)
      Portfolio turnover rate of the Portfolio    40.47%    30.00%             N/A**



   (a) Annualized.
   (b) Not annualized.
   (c) The total return is calculated excluding the sales charge of 3.50% which applies to purchases of Class A shares.


    * Less than $0.01 per share.

    ** Portfolio turnover rate of the Portfolio is not available for this period.

                       See notes to financial statements.

Financial Highlights
                         LOGO



                                REPUBLIC OVERSEAS EQUITY FUND

   CLASS B SHARES


                                                                   FOR THE PERIOD
                                                                   JANUARY 6, 1998
                                                                    (COMMENCEMENT
                                                                  OF OPERATIONS) TO
                                                                  OCTOBER 31, 1998
    NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD                     $11.45
    -------------------------------------------------------------------------------
    Income from investment operations:
      Net investment income                                             (0.07)
      Net gains on securities (realized and unrealized)                  0.19
    -------------------------------------------------------------------------------
          Total income from investment operations                        0.12
    -------------------------------------------------------------------------------
    Less and distributions:
      Dividends (from net investment income)                               --
      Distributions (from capital gains)                                   --
    -------------------------------------------------------------------------------
          Total distributions                                              --
    -------------------------------------------------------------------------------
    Net change in net asset value per share                              0.12
    -------------------------------------------------------------------------------
    NET ASSET VALUE PER SHARE, END OF PERIOD                           $11.57
    -------------------------------------------------------------------------------
          Total return (c)                                               1.05%(b)
    RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period (000's)                                $   42
      Ratio of expenses to average net assets                            2.52%(a)
      Ratio of net income to average net assets                         (0.83%)(a)
      Ratio of expenses to average net assets (excluding fee
        waivers and expense reimbursements)                              2.61%(a)
      Ratio of net income to average net assets (excluding fee
        waivers and expense reimbursements)                             (0.92%)(a)
      Portfolio turnover rate of the Portfolio                            N/A**



   (a) Annualized.



   (b) Not annualized.



   (c) The total return is calculated excluding the contingent deferred sales charge which applies to redemptions of Class B Shares.


    * Less than $0.01 per share.

   ** Portfolio turnover rate of the Portfolio is not available for this period.

                       See notes to financial statements.

 FINANCIAL HIGHLIGHTS
                         LOGO


                                 REPUBLIC OPPORTUNITY FUND

   CLASS A (INVESTOR) SHARES


                                                                    FOR THE PERIOD
                                             FOR THE YEAR ENDED   SEPTEMBER 23, 1996
                                                OCTOBER 31,          (COMMENCEMENT
                                             ------------------     OF OFFERING) TO
                                               1998      1997      OCTOBER 31, 1996
    NET ASSET VALUE PER SHARE, BEGINNING OF
      PERIOD                                 $  12.37   $  9.80         $10.00
    ---------------------------------------------------------------------------------
    Income from investment operations:
      Net investment loss                      (0.13)     (0.07)           --
      Net gains or losses on securities
        (realized and unrealized)              (0.46)      2.64          (0.20)
    ---------------------------------------------------------------------------------
          Total income (loss) from
             investment operations             (0.59)      2.57          (0.20)
    ---------------------------------------------------------------------------------
    Less distributions:
      Distributions (from capital gains)       (0.45)      0.00*         --
    ---------------------------------------------------------------------------------
          Total distributions                  (0.45)      0.00*         --
    ---------------------------------------------------------------------------------
      Net change in net asset value per
        share                                  (1.04)      2.57          --
    ---------------------------------------------------------------------------------
    NET ASSET VALUE PER SHARE, END OF
      PERIOD                                 $  11.33   $ 12.37         $ 9.80
    ---------------------------------------------------------------------------------
          Total return (c)                    (4.68%)     26.28%         (2.00%)(b)
    RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period (000's)      $13,137    $9,983            $3,184
      Ratio of expenses to average net
        assets                                  1.63%     1.55%           1.22%(a)
      Ratio of net loss to average net
        assets                                (1.17%)     (1.05%)          (0.28%)(a)
      Ratio of expenses to average net
        assets (excluding fee waivers and
        expense reimbursements)                 1.64%     2.01%           2.90%(a)
      Ratio of net loss to average net
        assets (excluding fee waivers and
        expense reimbursements)               (1.18%)     (1.51%)          (2.06%)(a)
      Portfolio turnover rate of the
        Portfolio                             154.69%    92.18%              N/A**



   (a) Annualized.



   (b) Not annualized.



   (c) The total return is calculated excluding the sales charge of 3.50% which applies to purchases of Class A shares.


    * Less than $0.01 per share.

    ** Portfolio turnover rate of the Portfolio is not available for this period.

                        See notes to financial statements.

 FINANCIAL HIGHLIGHTS
                         LOGO



                                 REPUBLIC OPPORTUNITY FUND

   CLASS B SHARES


                                                                     FOR THE PERIOD
                                                                    JANUARY 6, 1998
                                                                     (COMMENCEMENT
                                                                    OF OFFERING) TO
                                                                    OCTOBER 31, 1998
    NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD                       $11.65
    --------------------------------------------------------------------------------
    Income from investment operations:
      Net investment loss                                                 (0.09)
      Net gains or losses on securities (realized and
        unrealized)                                                       (0.25)
    --------------------------------------------------------------------------------
          Total from investment operations                                (0.34)
    --------------------------------------------------------------------------------
    Less distributions:
      Distributions (from capital gains)                                     --
    --------------------------------------------------------------------------------
          Total distributions                                                --
    --------------------------------------------------------------------------------
      Net change in net asset value per share                             (0.34)
    --------------------------------------------------------------------------------
    NET ASSET VALUE PER SHARE, END OF PERIOD                             $11.31
    --------------------------------------------------------------------------------
          Total return (c)                                                (2.92%)(b)
    RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period (000's)                                  $  349
      Ratio of expenses to average net assets                              2.38%(a)
      Ratio of net loss to average net assets                             (1.92%)(a)
      Ratio of expenses to average net assets (excluding fee
        waivers and expense reimbursements)                                2.39%(a)
      Ratio of net loss to average net assets (excluding fee
        waivers and expense reimbursements)                               (1.93%)(a)
      Portfolio turnover rate of the Portfolio                              N/A*



   (a) Annualized.



   (b) Not annualized.



   (c) The total return is calculated excluding the contingent deferred sales charge which applies to redemptions of Class B Shares.


    * Portfolio turnover rate of the Portfolio is not available for this period.

                        See notes to financial statements.

    PRIOR PERFORMANCE OF SUB-ADVISERS
                                                      LOGO



   The following tables set forth information for the Bond Fund, Equity Fund, Overseas Equity Fund and the Opportunity Fund, and information on the prior performance of the Sub-Advisers for those Funds and, where applicable, the corresponding portfolios.

   The Sub-Adviser prior performance information is a composite of the average annual total returns of all institutional separate accounts managed by the Sub-Advisers that have investment objectives, policies and restrictions substantially similar to the Funds (and corresponding Portfolios), and which have been managed as the Funds (and corresponding Portfolios) have been managed. The composite data is provided to illustrate the past performance of the Sub-Advisers in managing substantially similar accounts with substantially similar investment objectives, strategies and policies as measured against the specified market index and does not represent the performance of the Bond Fund, Equity Fund, Overseas Equity Fund or Opportunity Fund or the Fixed Income Portfolio, International Equity Portfolio or Small Cap Equity Portfolio.


                                               FIXED INCOME SUB-ADVISER
                                                  ANNUALIZED RETURNS
                                         BOND FUND    SUB-ADVISER   SALOMON BIG
                                        PERFORMANCE   COMPOSITE+     INDEX(2)
    1 Year(1)                              6.40%         5.51%          8.72%
    Since Portfolio Inception (1/9/95)     9.20%         8.60%*        10.05%
    5 Years(1)                              N/A          5.57%          7.31%
    10 Years(1)                             N/A          7.93%          9.31%


---------------
   (1) Through December 31, 1998.

   (2) The Salomon Broad Investment Grade Bond Index is a market-capitalization-based total return index containing U.S. fixed rate issues having a maturity of greater than one year and at least $25 million outstanding. The Salomon BIG Index includes Treasury, Government-sponsored, mortgage-backed, and investment grade corporate issues.

   + If the expense ratio of the Fund after expense reimbursements was used as the basis for adjustment, the Sub-Adviser composite average annual returns would be 6.47% for one year, 6.53% for 5 years, 8.91% for 10 years, and 9.59% since inception.

   * Since December 31, 1994.

 PRIOR PERFORMANCE OF SUB-ADVISERS
                                                      LOGO


                                                EQUITY SUB-ADVISERS
                           EQUITY FUND   ALLIANCE     RUSSELL     BRINSON    RUSSELL    RUSSELL
                           PERFORMANCE   COMPOSITE   GROWTH(2)   COMPOSITE   VALUE(3)   1000(4)
    1 Year(1)                 29.19%       41.91%      38.72%      17.55%     15.64%     27.03%
    Since Inception+          24.67%       31.57%      29.83%      24.17%     24.78%     27.41%
    5 Years(1)                  N/A        25.33%      25.71%      21.09%     20.85%     23.36%
    Since 12/31/87              N/A        20.57%      20.57%      18.06%     17.39%     19.03%

   ------------------
   (1) Through December 31, 1998.

   (2) The Russell 1000 Growth Index is an unmanaged index of those companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

   (3) The Russell 1000 Value Index is an unmanaged index of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

   (4) The Russell 1000 Index is an unmanaged index of the 1000 largest U.S. companies (representing approximately 90% of the total market capitalization) in the Russell 3000 Index, which represents approximately 98% of the U.S. equity market by capitalization.

   + Since Fund inception (8/1/95).


                                          INTERNATIONAL EQUITY SUB-ADVISER
                                                 ANNUALIZED RETURNS
                                    OVERSEAS EQUITY FUND   SUB-ADVISER     EAFE
                                        PERFORMANCE        COMPOSITE+    INDEX(2)
    1 Year(1)                              10.57%             15.58%      20.29%
    Since Portfolio Inception
      (1/9/95)                             10.50%             12.13%*     10.97%
    5 Years(1)                               N/A               9.99%       9.50%
    10 Years(1)                              N/A               9.24%       5.85%


   ------------------
   (1) Through December 31, 1998.

   (2) The EAFE Index includes 1,112 companies in twenty countries representing the stock markets of Europe, Australia, New Zealand and the Far East. The combined market capitalization of these companies represents approximately 60% of the combined market value of the stock exchanges. The EAFE Index is capitalization weighted in U.S. dollars and includes dividends.

   + If the expense ratio of the Fund after expense reimbursements was used as the basis for adjustment, the Sub-Adviser composite average annual returns would be 15.87% for one year, 10.26% for 5 years, 9.51% for 10 years, and 12.41% since inception.

   * Since December 31, 1994.

                                        SMALL CAP EQUITY SUB-ADVISER
                                             ANNUALIZED RETURNS
                               OPPORTUNITY FUND    SUB-ADVISER    RUSSELL 2000
                                 PERFORMANCE        COMPOSITE       INDEX(2)
    1 Year(1)                       12.96%            13.43%         -2.55%
    Portfolio Inception             18.06%            18.57%*        12.14%
    3 Years(1)                        N/A             17.84%         11.58%
    5 Years(1)                        N/A             21.43%         11.86%

   ------------------
   (1) Through December 31, 1998.

   (2) The Russell 2000 Small Stock Index is an unmanaged index of the 2000 smallest companies (representing approximately 10% of the total market capitalization) in the Russell 3000 Index, which represents approximately 98% of the U.S. equity market by capitalization.

   + If the expense ratio of the Fund after expense reimbursements was used as the basis for adjustment, the Sub-Adviser composite average annual returns would be 14.51% for one year, 18.95% for three years, 22.57% for five years, and 19.68% since inception.

   * Since August 31, 1996.

  PRIOR PERFORMANCE OF SUB-ADVISERS
                                                      LOGO
                                                      LOGO

  PRIOR PERFORMANCE OF SUB-ADVISERS
                                                      LOGO

                          TAXABLE EQUIVALENT YIELD TABLES

   The tables below show the approximate taxable yields which are equivalent to tax-exempt yields, for the ranges indicated, under (i) federal and New York State personal income tax laws, and (ii) federal, New York State and New York City personal income tax laws, in each case based upon the applicable 1999 rates. Such yields may differ under the laws applicable to subsequent years if the effect of any such law is to change any tax bracket or the amount of taxable income which is applicable to a tax bracket. Separate calculations, showing the applicable taxable income brackets, are provided for investors who file single returns and for those investors who file joint returns. For cases in which two or more state (or city) brackets fall within a federal bracket, the highest state (or city) bracket is combined with the federal bracket. The combined income tax brackets shown reflect the fact that state and city income taxes are currently deductible as an itemized deduction for federal tax purposes (however, a taxpayer's itemized deductions may be subject to an overall limitation, the effect of which has not been taken into account in preparing these tables).

                         FEDERAL AND NEW YORK STATE TABLE

    -----------------------------------------------------------------------------------------------------------------
               TAXABLE INCOME*                                                TAX-EXEMPT YIELD
    -------------------------------------    INCOME     -------------------------------------------------------------
         SINGLE               JOINT            TAX      3.00%   3.50%   4.00%   4.50%   5.00%   5.50%   6.00%   6.50%
         RETURN              RETURN         BRACKET**                     EQUIVALENT TAXABLE YIELD
    -----------------   -----------------   ---------   -------------------------------------------------------------
    $       0-$20,000   $       0-$36,900     20.00%    3.75%   4.38%   5.00%   5.63%   6.25%   6.88%    7.50%   8.13%
    $  20,001-$76,400   $  36,901-$89,150     32.90%    4.47%   5.22%   5.96%   6.71%   7.45%   8.20%    8.94%   9.69%
    $ 76,401-$127,500   $ 89,151-$140,000     35.70%    4.67%   5.44%   6.22%   7.00%   7.78%   8.55%    9.33%  10.11%
    $127,501-$250,000   $140,001-$250,000     40.40%    5.03%   5.87%   6.71%   7.55%   8.39%   9.23%   10.07%  10.91%
           > $250,000           >$250,000      43.70%   5.33%   6.22%   7.10%   7.99%   8.88%   9.77%   10.66%  11.55%

   ------------------

    * Net amount subject to federal and New York State personal income tax after deductions and exemptions.

   ** Effective combined federal and state tax bracket.

   This table does not take into account: (i) any taxes other than the regular federal income tax and the regular New York State personal income tax; or
   (ii) the New York State tax table benefit recapture tax. Also, it is assumed that: (i) there are no federal or New York State minimum taxes applicable;
   (ii) a shareholder has no net capital gain; and (iii) a shareholder's taxable income for federal income tax purposes is the same as his or her taxable income for New York State income tax purposes. Also, this table does not reflect the fact that, due to factors including the federal phase-out of personal exemptions and reduction of certain itemized deductions for taxpayers whose adjusted gross income exceed specified thresholds, a shareholder's effective marginal tax rate may differ from his or her tax bracket rate.

  PRIOR PERFORMANCE OF SUB-ADVISERS
                                                      LOGO

                  FEDERAL, NEW YORK STATE AND NEW YORK CITY TABLE

    -----------------------------------------------------------------------------------------------------------------
               TAXABLE INCOME*                                                TAX-EXEMPT YIELD
    -------------------------------------    INCOME     -------------------------------------------------------------
         SINGLE               JOINT            TAX      3.00%   3.50%   4.00%   4.50%   5.00%   5.50%   6.00%   6.50%
         RETURN              RETURN         BRACKET**                     EQUIVALENT TAXABLE YIELD
    -----------------   -----------------   ---------   -------------------------------------------------------------
    $       0-$20,000   $       0-$36,900     22.08%    3.89%   4.53%   5.18%   5.83%   6.48%   7.12%    7.77%   8.42%
    $  20,001-$76,400   $  36,901-$89,150     35.30%    4.64%   5.41%   6.18%   6.96%   7.73%   8.50%    9.27%  10.05%
    $ 76,401-$127,500   $ 89,151-$140,000     38.00%    4.84%   5.65%   6.45%   7.26%   8.06%   8.87%    9.68%  10.48%
    $127,501-$250,000   $140,001-$250,000     42.50%    5.22%   6.09%   6.96%   7.83%   8.70%   9.56%   10.43%  11.30%
           > $250,000           >$250,000      45.80%   5.54%   6.46%   7.38%   8.30%   9.23%   10.15%  11.07%  11.99%

   ------------------

    * Net amount subject to federal, New York State and New York City personal income tax after deductions and exemptions.

   ** Effective combined federal, state and city tax bracket.
   This table does not take into account: (i) any taxes other than the regular federal income tax, the regular New York State personal income tax, and the regular New York City personal income tax (including the temporary tax surcharge and the additional tax); or (ii) the New York State tax table benefit recapture tax. Also, it is assumed that: (i) there are no federal, state or city minimum taxes applicable; (ii) a shareholder has no net capital gain; and (iii) a shareholder's taxable income for federal income tax purposes is the same as his or her income for state and city tax purposes. Also, this table does not reflect the fact that, due to factors including the federal phase-out of personal exemptions and reduction of certain itemized deductions for taxpayers whose adjusted gross income exceed specified thresholds, a shareholder's effective marginal tax rate may differ from his or her tax bracket rate.

   While it is expected that most of the dividends paid to the shareholders of the New York Tax-Free Bond Fund will be exempt from federal, New York State and New York City personal income taxes, portions of such dividends from time to time may be subject to such taxes.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

STATEMENTS OF ADDITIONAL INFORMATION (SAIS):

The SAIs provide more detailed information about the Funds, including their operations and investment policies. They are incorporated by reference and legally considered a part of this prospectus.

YOU CAN GET FREE COPIES OF REPORTS AND THE SAIS, PROSPECTUSES OF OTHER MEMBERS OF THE REPUBLIC FAMILY OF FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS, BY CONTACTING A BROKER OR BANK THAT SELLS THE FUNDS. OR CONTACT THE FUNDS AT:

                    REPUBLIC FUNDS
                    3435 STELZER ROAD
                    COLUMBUS, OHIO 43219-3035
                    TELEPHONE: 1-800-525-5757

You can review the Funds' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

- For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

- Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-4782.


RFFRC (3/99)